LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Aerospace & Defense–2.15%
†AAR Corp.	2,743	$245,965
†AeroVironment, Inc.	1,264	398,021
†AerSale Corp.	2,240	18,345
†Astronics Corp.	3,806	173,539
†ATI, Inc.	9,302	756,625
†Axon Enterprise, Inc.	1,645	1,180,518
†Boeing Co.	13,849	2,989,030
BWX Technologies, Inc.	5,505	1,014,957
Cadre Holdings, Inc.	1,500	54,765
Carpenter Technology Corp.	4,365	1,071,782
Curtiss-Wright Corp.	2,419	1,313,372
†Ducommun, Inc.	1,600	153,808
General Dynamics Corp.	5,374	1,832,534
General Electric Co.	17,013	5,117,851
HEICO Corp.	3,064	873,311
Hexcel Corp.	4,368	273,873
Howmet Aerospace, Inc.	11,252	2,207,980
Huntington Ingalls Industries, Inc.	2,018	581,002
†Kratos Defense & Security Solutions, Inc.	8,962	818,858
L3Harris Technologies, Inc.	5,243	1,601,265
Leonardo DRS, Inc.	1,000	45,400
†Loar Holdings, Inc.	962	76,960
Lockheed Martin Corp.	6,177	3,083,620
†Mercury Systems, Inc.	3,446	266,720
Moog, Inc. Class A	2,096	435,276
National Presto Industries, Inc.	749	84,000
Northrop Grumman Corp.	3,312	2,018,068
Park Aerospace Corp.	2,423	49,284
†Rocket Lab Corp.	7,265	348,066
RTX Corp.	29,131	4,874,490
Textron, Inc.	9,122	770,718
TransDigm Group, Inc.	1,233	1,625,119
†V2X, Inc.	1,921	111,591
VSE Corp.	600	99,744
Woodward, Inc.	3,948	997,699
		37,564,156
Air Freight & Logistics–0.40%
CH Robinson Worldwide, Inc.	6,928	917,267
Expeditors International of Washington, Inc.	8,972	1,099,878
FedEx Corp.	9,596	2,262,833
†GXO Logistics, Inc.	8,507	449,935
Hub Group, Inc. Class A	4,554	156,840
†Radiant Logistics, Inc.	2,507	14,791
United Parcel Service, Inc. Class B	24,196	2,021,092
		6,922,636
Automobile Components–0.37%
†Adient PLC	5,509	132,657
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	9,931	$59,685
†Aptiv PLC	7,711	664,842
Autoliv, Inc.	7,926	978,861
BorgWarner, Inc.	18,680	821,173
†Cooper-Standard Holdings, Inc.	2,502	92,399
Dana, Inc.	13,970	279,959
†Dorman Products, Inc.	2,364	368,500
†Fox Factory Holding Corp.	3,534	85,841
Garrett Motion, Inc.	10,267	139,837
Gentex Corp.	13,825	391,248
†Gentherm, Inc.	1,903	64,816
†Goodyear Tire & Rubber Co.	20,525	153,527
LCI Industries	2,302	214,431
Lear Corp.	3,939	396,303
†Modine Manufacturing Co.	3,884	552,149
†Motorcar Parts of America, Inc.	2,029	33,560
Patrick Industries, Inc.	3,530	365,108
Phinia, Inc.	3,446	198,076
†QuantumScape Corp.	4,735	58,335
Standard Motor Products, Inc.	2,638	107,683
†Stoneridge, Inc.	3,532	26,914
Visteon Corp.	1,685	201,964
		6,387,868
Automobiles–1.25%
Ford Motor Co.	171,297	2,048,712
General Motors Co.	55,158	3,362,983
Harley-Davidson, Inc.	7,509	209,501
†Lucid Group, Inc.	2,102	50,007
†Rivian Automotive, Inc. Class A	25,536	374,869
†Tesla, Inc.	34,226	15,220,987
Thor Industries, Inc.	4,199	435,394
Winnebago Industries, Inc.	2,269	75,875
		21,778,328
Banks–5.29%
1st Source Corp.	2,665	164,057
ACNB Corp.	150	6,606
Amalgamated Financial Corp.	3,720	100,998
Amerant Bancorp, Inc.	1,464	28,211
Ameris Bancorp	6,498	476,368
Arrow Financial Corp.	542	15,339
Associated Banc-Corp.	14,971	384,904
Atlantic Union Bankshares Corp.	11,288	398,354
†Axos Financial, Inc.	5,233	442,973
BancFirst Corp.	2,846	359,877
†Bancorp, Inc.	4,585	343,371
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank First Corp.	215	$26,082
Bank of America Corp.	134,590	6,943,498
Bank of Hawaii Corp.	3,306	217,006
Bank of Marin Bancorp	800	19,424
Bank of NT Butterfield & Son Ltd.	4,430	190,136
Bank OZK	10,177	518,823
BankUnited, Inc.	6,608	252,161
Banner Corp.	3,251	212,940
Bar Harbor Bankshares	127	3,868
BayCom Corp.	863	24,811
BCB Bancorp, Inc.	1,717	14,904
Beacon Financial Corp.	8,884	210,640
†Blue Foundry Bancorp	1,457	13,244
†Blue Ridge Bankshares, Inc.	1,073	4,539
BOK Financial Corp.	5,728	638,328
†Bridgewater Bancshares, Inc.	2,389	42,046
Business First Bancshares, Inc.	3,000	70,830
Byline Bancorp, Inc.	2,137	59,259
Cadence Bank	16,387	615,168
Camden National Corp.	1,998	77,103
Capital Bancorp, Inc.	557	17,768
Capital City Bank Group, Inc.	800	33,432
Capitol Federal Financial, Inc.	11,777	74,784
†Carter Bankshares, Inc.	2,800	54,348
Cathay General Bancorp	6,259	300,495
Central Pacific Financial Corp.	3,160	95,874
Citigroup, Inc.	45,969	4,665,853
Citizens & Northern Corp.	836	16,561
Citizens Financial Group, Inc.	19,084	1,014,505
City Holding Co.	1,426	176,639
Civista Bancshares, Inc.	1,212	24,616
CNB Financial Corp.	543	13,141
†Coastal Financial Corp.	775	83,832
Columbia Banking System, Inc.	8,182	210,605
†Columbia Financial, Inc.	6,136	92,101
Comerica, Inc.	8,347	571,936
Commerce Bancshares, Inc.	10,419	622,639
Community Financial System, Inc.	5,191	304,400
Community Trust Bancorp, Inc.	1,991	111,396
Community West Bancshares	2,384	49,683
ConnectOne Bancorp, Inc.	4,762	118,145
Cullen/Frost Bankers, Inc.	4,148	525,842
†Customers Bancorp, Inc.	2,638	172,446
CVB Financial Corp.	11,830	223,705
Dime Community Bancshares, Inc.	4,783	142,677
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Eagle Bancorp, Inc.	3,549	$71,761
East West Bancorp, Inc.	11,093	1,180,850
Eastern Bankshares, Inc.	8,831	160,283
Enterprise Financial Services Corp.	3,126	181,245
Equity Bancshares, Inc. Class A	1,380	56,166
Esquire Financial Holdings, Inc.	328	33,474
Farmers National Banc Corp.	3,472	50,032
FB Financial Corp.	4,853	270,506
Fifth Third Bancorp	30,057	1,339,039
Financial Institutions, Inc.	763	20,754
First BanCorp	14,842	327,266
First Bancorp, Inc.	962	25,262
First Bancorp/Southern Pines NC	4,235	223,989
First Busey Corp.	6,834	158,207
First Business Financial Services, Inc.	810	41,521
First Citizens BancShares, Inc. Class A	588	1,052,026
First Commonwealth Financial Corp.	10,736	183,049
First Community Bankshares, Inc.	1,307	45,484
First Financial Bancorp	8,783	221,771
First Financial Bankshares, Inc.	8,922	300,225
First Financial Corp.	880	49,667
†First Foundation, Inc.	5,112	28,474
First Hawaiian, Inc.	5,650	140,289
First Horizon Corp.	37,815	854,997
First Internet Bancorp	622	13,951
First Interstate BancSystem, Inc. Class A	8,840	281,731
First Merchants Corp.	5,690	214,513
First Mid Bancshares, Inc.	773	29,281
Flagstar Financial, Inc.	16,326	188,565
Flushing Financial Corp.	2,658	36,707
FNB Corp.	32,839	529,036
Fulton Financial Corp.	16,777	312,556
FVCBankcorp, Inc.	1,285	16,666
German American Bancorp, Inc.	3,237	127,117
Glacier Bancorp, Inc.	7,512	365,609
Great Southern Bancorp, Inc.	1,280	78,400
Greene County Bancorp, Inc.	457	10,328
Guaranty Bancshares, Inc.	509	24,814
Hancock Whitney Corp.	7,981	499,690
Hanmi Financial Corp.	3,217	79,428
HarborOne Bancorp, Inc.	3,325	45,220
HBT Financial, Inc.	916	23,083
Heritage Commerce Corp.	3,648	36,225
Heritage Financial Corp.	3,628	87,761
LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hilltop Holdings, Inc.	6,334	$211,682
Hingham Institution For Savings	127	33,500
Home BancShares, Inc.	18,464	522,531
HomeTrust Bancshares, Inc.	901	36,887
Hope Bancorp, Inc.	11,520	124,070
Horizon Bancorp, Inc.	5,686	91,033
Huntington Bancshares, Inc.	59,332	1,024,664
Independent Bank Corp.	6,980	396,142
International Bancshares Corp.	6,070	417,312
JPMorgan Chase & Co.	80,329	25,338,176
Kearny Financial Corp.	6,001	39,427
KeyCorp	36,485	681,905
Lakeland Financial Corp.	1,993	127,951
Live Oak Bancshares, Inc.	3,171	111,683
M&T Bank Corp.	6,497	1,283,937
†Mechanics Bancorp Class A	2,845	37,867
Mercantile Bank Corp.	1,436	64,620
Metrocity Bankshares, Inc.	602	16,669
Metropolitan Bank Holding Corp.	707	52,898
Mid Penn Bancorp, Inc.	1,043	29,872
Midland States Bancorp, Inc.	1,400	23,996
MidWestOne Financial Group, Inc.	600	16,974
MVB Financial Corp.	502	12,580
National Bank Holdings Corp. Class A	3,762	145,364
NBT Bancorp, Inc.	4,970	207,547
Nicolet Bankshares, Inc.	573	77,069
Northeast Bank	446	44,671
Northfield Bancorp, Inc.	6,724	79,343
Northwest Bancshares, Inc.	14,286	177,004
Norwood Financial Corp.	666	16,930
OceanFirst Financial Corp.	5,198	91,329
OFG Bancorp	4,537	197,314
Old National Bancorp	30,209	663,088
Old Second Bancorp, Inc.	1,794	31,009
Origin Bancorp, Inc.	1,679	57,959
Orrstown Financial Services, Inc.	519	17,636
Park National Corp.	1,584	257,448
Parke Bancorp, Inc.	914	19,697
Pathward Financial, Inc.	2,688	198,939
PCB Bancorp	1,065	22,365
Peapack-Gladstone Financial Corp.	2,407	66,433
Peoples Bancorp, Inc.	3,493	104,755
Peoples Financial Services Corp.	200	9,722
Pinnacle Financial Partners, Inc.	5,694	534,040
†Pioneer Bancorp, Inc.	1,350	17,631
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group, Inc.	9,596	$1,928,124
†Ponce Financial Group, Inc.	1,264	18,581
Popular, Inc.	6,364	808,292
Preferred Bank	1,509	136,399
Primis Financial Corp.	868	9,123
Prosperity Bancshares, Inc.	7,651	507,644
Provident Financial Services, Inc.	12,310	237,337
QCR Holdings, Inc.	1,263	95,533
Red River Bancshares, Inc.	323	20,937
Regions Financial Corp.	38,162	1,006,332
Renasant Corp.	7,961	293,681
Republic Bancorp, Inc. Class A	1,755	126,799
S&T Bancorp, Inc.	3,737	140,474
Seacoast Banking Corp. of Florida	1,194	36,333
ServisFirst Bancshares, Inc.	4,189	337,340
Shore Bancshares, Inc.	844	13,850
Sierra Bancorp	742	21,451
Simmons First National Corp. Class A	11,060	212,020
SmartFinancial, Inc.	928	33,157
South Plains Financial, Inc.	1,938	74,904
†Southern First Bancshares, Inc.	592	26,119
Southern Missouri Bancorp, Inc.	396	20,814
Southside Bancshares, Inc.	3,274	92,491
Southstate Bank Corp.	9,040	893,785
Stellar Bancorp, Inc.	1,282	38,896
†=Sterling Bancorp, Inc.	1,664	0
Stock Yards Bancorp, Inc.	2,112	147,819
Synovus Financial Corp.	12,197	598,629
†Texas Capital Bancshares, Inc.	4,382	370,410
TFS Financial Corp.	9,915	130,630
Tompkins Financial Corp.	1,579	104,546
Towne Bank	7,647	264,357
TriCo Bancshares	3,318	147,352
†Triumph Financial, Inc.	1,588	79,464
Truist Financial Corp.	32,455	1,483,843
TrustCo Bank Corp.	1,781	64,650
Trustmark Corp.	5,905	233,838
U.S. Bancorp	38,147	1,843,645
UMB Financial Corp.	7,030	832,000
United Bankshares, Inc.	12,883	479,376
United Community Banks, Inc.	9,910	310,678
Unity Bancorp, Inc.	1,592	77,801
Univest Financial Corp.	3,247	97,475
Valley National Bancorp	39,046	413,888
Veritex Holdings, Inc.	2,442	81,880
WaFd, Inc.	7,129	215,937
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	2,170	$62,713
Webster Financial Corp.	12,603	749,122
Wells Fargo & Co.	87,795	7,358,977
WesBanco, Inc.	8,319	265,626
West BanCorp, Inc.	852	17,313
Westamerica BanCorp	2,447	122,326
Western Alliance Bancorp	8,256	715,960
Wintrust Financial Corp.	4,836	640,480
WSFS Financial Corp.	5,169	278,764
Zions Bancorp NA	11,022	623,625
		92,287,518
Beverages–0.92%
†Boston Beer Co., Inc. Class A	469	99,156
Brown-Forman Corp. Class A	11,259	304,716
†Celsius Holdings, Inc.	5,811	334,074
Coca-Cola Co.	92,011	6,102,170
Coca-Cola Consolidated, Inc.	7,090	830,664
Constellation Brands, Inc. Class A	6,028	811,791
Keurig Dr. Pepper, Inc.	31,827	811,907
MGP Ingredients, Inc.	1,497	36,212
Molson Coors Beverage Co. Class B	10,324	467,161
†Monster Beverage Corp.	21,159	1,424,212
†National Beverage Corp.	3,798	140,222
PepsiCo, Inc.	32,133	4,512,759
Primo Brands Corp. Class A	1,429	31,581
†Vita Coco Co., Inc.	3,750	159,263
		16,065,888
Biotechnology–1.66%
†4D Molecular Therapeutics, Inc.	2,900	25,201
AbbVie, Inc.	39,567	9,161,343
†ACADIA Pharmaceuticals, Inc.	2,033	43,384
†ADMA Biologics, Inc.	7,106	104,174
†Adverum Biotechnologies, Inc.	1,077	4,879
†Agios Pharmaceuticals, Inc.	1,787	71,730
†Aldeyra Therapeutics, Inc.	6,436	33,596
†Alector, Inc.	5,362	15,872
†Alkermes PLC	4,526	135,780
†Allogene Therapeutics, Inc.	10,092	12,514
†Alnylam Pharmaceuticals, Inc.	1,644	749,664
Amgen, Inc.	14,776	4,169,787
†Anika Therapeutics, Inc.	1,937	18,208
†Arcellx, Inc.	271	22,249
†Arcturus Therapeutics Holdings, Inc.	2,800	51,604
†Arcus Biosciences, Inc.	2,997	40,759
†Avidity Biosciences, Inc.	2,519	109,753
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Beam Therapeutics, Inc.	1,976	$47,958
†Biogen, Inc.	4,340	607,947
†BioMarin Pharmaceutical, Inc.	7,947	430,410
†CareDx, Inc.	1,422	20,676
†Catalyst Pharmaceuticals, Inc.	6,124	120,643
†Cullinan Therapeutics, Inc.	1,271	7,537
†Day One Biopharmaceuticals, Inc.	2,358	16,624
†Denali Therapeutics, Inc.	4,195	60,911
†Dynavax Technologies Corp.	5,571	55,320
†Editas Medicine, Inc.	1,820	6,315
†Emergent BioSolutions, Inc.	5,759	50,794
†Enanta Pharmaceuticals, Inc.	2,114	25,305
†Exact Sciences Corp.	4,843	264,961
†Exelixis, Inc.	20,982	866,557
†Fate Therapeutics, Inc.	3,581	4,512
Gilead Sciences, Inc.	34,262	3,803,082
†GRAIL, Inc.	424	25,071
†Halozyme Therapeutics, Inc.	5,662	415,251
†Ideaya Biosciences, Inc.	359	9,768
†Immunovant, Inc.	3,450	55,614
†Incyte Corp.	5,965	505,892
†Insmed, Inc.	3,574	514,692
†Intellia Therapeutics, Inc.	2,940	50,774
†Kiniksa Pharmaceuticals International PLC	3,129	121,499
†Kodiak Sciences, Inc.	915	14,979
†Krystal Biotech, Inc.	1,200	211,836
†Kymera Therapeutics, Inc.	498	28,187
†MacroGenics, Inc.	2,941	4,941
†MiMedx Group, Inc.	3,949	27,564
†Moderna, Inc.	8,656	223,584
†Myriad Genetics, Inc.	6,072	43,901
†Natera, Inc.	3,036	488,705
†Neurocrine Biosciences, Inc.	4,841	679,580
†Olema Pharmaceuticals, Inc.	3,387	33,159
†ORIC Pharmaceuticals, Inc.	1,829	21,948
†=PDL BioPharma, Inc.	21,857	9,180
†PMV Pharmaceuticals, Inc.	356	498
†Prothena Corp. PLC	2,660	25,962
†RAPT Therapeutics, Inc.	275	7,092
Regeneron Pharmaceuticals, Inc.	1,878	1,055,943
†REGENXBIO, Inc.	2,474	23,874
†Relay Therapeutics, Inc.	2,767	14,444
†Replimune Group, Inc.	3,297	13,814
†Revolution Medicines, Inc.	4,532	211,644
†Roivant Sciences Ltd.	11,926	180,440
†Sarepta Therapeutics, Inc.	2,493	48,040
†Stoke Therapeutics, Inc.	1,567	36,824
†Sutro Biopharma, Inc.	500	434
†United Therapeutics Corp.	2,357	988,078
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Vanda Pharmaceuticals, Inc.	5,302	$26,457
†Veracyte, Inc.	2,721	93,412
†Vericel Corp.	1,820	57,275
†Vertex Pharmaceuticals, Inc.	3,324	1,301,811
†Voyager Therapeutics, Inc.	3,489	16,294
†Xencor, Inc.	5,219	61,219
†Zentalis Pharmaceuticals, Inc.	3,380	5,104
†Zymeworks, Inc.	2,467	42,136
		28,856,969
Broadline Retail–2.83%
†Amazon.com, Inc.	202,681	44,502,667
†Coupang, Inc.	19,217	618,788
Dillard's, Inc. Class A	1,486	913,117
eBay, Inc.	21,761	1,979,163
†Etsy, Inc.	4,697	311,834
Kohl's Corp.	6,703	103,025
Macy's, Inc.	27,616	495,155
†Ollie's Bargain Outlet Holdings, Inc.	3,936	505,382
		49,429,131
Building Products–0.98%
A.O. Smith Corp.	8,970	658,488
AAON, Inc.	4,316	403,287
Advanced Drainage Systems, Inc.	6,620	918,194
Allegion PLC	4,973	881,962
†American Woodmark Corp.	1,298	86,654
Apogee Enterprises, Inc.	1,602	69,799
Armstrong World Industries, Inc.	3,621	709,752
AZZ, Inc.	2,429	265,077
†Builders FirstSource, Inc.	11,513	1,395,951
Carlisle Cos., Inc.	2,931	964,182
Carrier Global Corp.	14,166	845,710
CSW Industrials, Inc.	1,175	285,231
Fortune Brands Innovations, Inc.	7,346	392,203
†Gibraltar Industries, Inc.	2,152	135,146
Griffon Corp.	2,288	174,231
†Hayward Holdings, Inc.	10,449	157,989
Insteel Industries, Inc.	1,756	67,325
†Janus International Group, Inc.	5,222	51,541
†JELD-WEN Holding, Inc.	6,383	31,341
Johnson Controls International PLC	14,081	1,548,206
Lennox International, Inc.	1,443	763,866
Masco Corp.	8,712	613,238
†Masterbrand, Inc.	8,148	107,309
Owens Corning	7,740	1,094,900
Quanex Building Products Corp.	4,360	61,999
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Resideo Technologies, Inc.	13,286	$573,689
Simpson Manufacturing Co., Inc.	2,782	465,874
Tecnoglass, Inc.	1,413	94,544
Trane Technologies PLC	5,488	2,315,717
†Trex Co., Inc.	6,320	326,554
UFP Industries, Inc.	4,792	448,004
Zurn Elkay Water Solutions Corp.	2,631	123,736
		17,031,699
Capital Markets–3.52%
Acadian Asset Management, Inc.	2,445	117,751
Affiliated Managers Group, Inc.	2,760	658,067
Ameriprise Financial, Inc.	4,970	2,441,512
ARES Management Corp. Class A	2,453	392,210
Artisan Partners Asset Management, Inc. Class A	3,789	164,443
†B Riley Financial, Inc.	702	4,194
Bank of New York Mellon Corp.	22,761	2,480,038
BGC Group, Inc. Class A	25,841	244,456
Blackrock, Inc.	2,561	2,985,793
Blackstone, Inc.	9,142	1,561,911
Carlyle Group, Inc.	14,680	920,436
Cboe Global Markets, Inc.	4,212	1,032,993
Charles Schwab Corp.	32,340	3,087,500
CME Group, Inc.	6,298	1,701,657
Cohen & Steers, Inc.	4,071	267,098
†Coinbase Global, Inc. Class A	4,865	1,641,889
Diamond Hill Investment Group, Inc.	442	61,884
DigitalBridge Group, Inc.	3,152	36,878
†Donnelley Financial Solutions, Inc.	2,708	139,272
Evercore, Inc. Class A	2,409	812,604
FactSet Research Systems, Inc.	1,701	487,319
Federated Hermes, Inc.	7,936	412,116
Franklin Resources, Inc.	20,323	470,071
Goldman Sachs Group, Inc.	7,942	6,324,612
Hamilton Lane, Inc. Class A	2,290	308,669
Houlihan Lokey, Inc.	2,921	599,740
Interactive Brokers Group, Inc. Class A	6,232	428,824
Intercontinental Exchange, Inc.	11,356	1,913,259
Invesco Ltd.	34,474	790,833
Janus Henderson Group PLC	11,212	499,046
Jefferies Financial Group, Inc.	14,759	965,534
KKR & Co., Inc.	10,887	1,414,766
LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Lazard, Inc.	3,063	$161,665
LPL Financial Holdings, Inc.	3,385	1,126,156
MarketAxess Holdings, Inc.	1,677	292,217
Moody's Corp.	4,085	1,946,421
Morgan Stanley	35,904	5,707,300
Morningstar, Inc.	2,645	613,666
MSCI, Inc.	2,026	1,149,573
Nasdaq, Inc.	17,227	1,523,728
Northern Trust Corp.	9,018	1,213,823
†Open Lending Corp. Class A	1,499	3,163
Oppenheimer Holdings, Inc. Class A	566	41,833
Piper Sandler Cos.	1,278	443,453
PJT Partners, Inc. Class A	887	157,646
Raymond James Financial, Inc.	8,500	1,467,100
†Robinhood Markets, Inc. Class A	11,242	1,609,629
S&P Global, Inc.	5,467	2,660,844
SEI Investments Co.	9,434	800,475
State Street Corp.	11,557	1,340,728
Stifel Financial Corp.	8,425	955,985
†StoneX Group, Inc.	3,888	392,377
T. Rowe Price Group, Inc.	9,926	1,018,805
TPG, Inc.	1,488	85,486
Tradeweb Markets, Inc. Class A	4,301	477,325
Victory Capital Holdings, Inc. Class A	3,143	203,541
Virtu Financial, Inc. Class A	8,744	310,412
Virtus Investment Partners, Inc.	594	112,878
Westwood Holdings Group, Inc.	147	2,424
WisdomTree, Inc.	12,702	176,558
		61,362,586
Chemicals–1.39%
AdvanSix, Inc.	2,954	57,248
Air Products & Chemicals, Inc.	4,756	1,297,056
Albemarle Corp.	3,911	317,104
†American Vanguard Corp.	3,629	20,830
Ashland, Inc.	3,087	147,898
†Aspen Aerogels, Inc.	4,300	29,928
Avient Corp.	6,598	217,404
†Axalta Coating Systems Ltd.	21,171	605,914
Balchem Corp.	2,111	316,777
Cabot Corp.	4,541	345,343
Celanese Corp.	4,848	204,004
CF Industries Holdings, Inc.	14,281	1,281,006
Chemours Co.	6,490	102,802
Corteva, Inc.	20,820	1,408,057
Dow, Inc.	29,060	666,346
DuPont de Nemours, Inc.	12,964	1,009,896
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Eastman Chemical Co.	7,160	$451,438
Ecolab, Inc.	5,415	1,482,952
†Ecovyst, Inc.	11,383	99,715
Element Solutions, Inc.	19,266	484,925
FMC Corp.	5,172	173,934
Hawkins, Inc.	1,638	299,295
HB Fuller Co.	3,315	196,513
Huntsman Corp.	11,514	103,396
†Ingevity Corp.	3,224	177,933
Innospec, Inc.	1,961	151,311
International Flavors & Fragrances, Inc.	10,862	668,447
†Intrepid Potash, Inc.	612	18,715
Koppers Holdings, Inc.	1,784	49,952
Kronos Worldwide, Inc.	8,371	48,050
Linde PLC	9,954	4,728,150
†LSB Industries, Inc.	3,347	26,374
LyondellBasell Industries NV Class A	13,353	654,831
Mativ Holdings, Inc.	2,000	22,620
Minerals Technologies, Inc.	2,114	131,322
Mosaic Co.	18,737	649,799
NewMarket Corp.	834	690,727
Olin Corp.	7,068	176,629
Orion SA	1,161	8,800
†Perimeter Solutions, Inc.	7,699	172,381
PPG Industries, Inc.	8,250	867,157
Quaker Chemical Corp.	333	43,873
†Rayonier Advanced Materials, Inc.	8,749	63,168
RPM International, Inc.	7,154	843,313
Sensient Technologies Corp.	3,297	309,423
Sherwin-Williams Co.	5,991	2,074,444
Stepan Co.	1,698	80,995
Tronox Holdings PLC	12,136	48,787
Westlake Corp.	2,797	215,537
		24,242,519
Commercial Services & Supplies–0.74%
ABM Industries, Inc.	5,293	244,113
ACCO Brands Corp.	11,109	44,325
†ACV Auctions, Inc. Class A	1,324	13,121
Brady Corp. Class A	3,406	265,770
†BrightView Holdings, Inc.	4,456	59,710
Brink's Co.	2,796	326,741
†Casella Waste Systems, Inc. Class A	2,209	209,590
†CECO Environmental Corp.	2,528	129,434
†Cimpress PLC	1,769	111,518
Cintas Corp.	9,320	1,913,023
Civeo Corp.	683	15,709
†Clean Harbors, Inc.	6,114	1,419,793
†Copart, Inc.	16,096	723,837
Deluxe Corp.	4,595	88,959
Ennis, Inc.	3,323	60,744
LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Enviri Corp.	9,121	$115,745
†=GCI Liberty, Inc.	8,309	0
†Healthcare Services Group, Inc.	2,712	45,643
HNI Corp.	4,230	198,175
Interface, Inc.	5,970	172,772
†Liquidity Services, Inc.	356	9,765
MillerKnoll, Inc.	5,200	92,248
†Montrose Environmental Group, Inc.	573	15,735
MSA Safety, Inc.	1,744	300,090
†OPENLANE, Inc.	10,378	298,679
Quad/Graphics, Inc.	5,244	32,827
Republic Services, Inc.	5,847	1,341,770
Rollins, Inc.	14,637	859,777
Steelcase, Inc. Class A	7,995	137,514
Tetra Tech, Inc.	15,865	529,574
UniFirst Corp.	1,525	254,965
Veralto Corp.	4,043	431,024
Vestis Corp.	9,019	40,856
Waste Management, Inc.	10,938	2,415,439
		12,918,985
Communications Equipment–0.82%
†Applied Optoelectronics, Inc.	2,558	66,329
†Arista Networks, Inc.	16,752	2,440,934
†Aviat Networks, Inc.	681	15,615
†Calix, Inc.	3,340	204,976
†Ciena Corp.	8,398	1,223,337
Cisco Systems, Inc.	78,811	5,392,249
†Clearfield, Inc.	700	24,066
†Comtech Telecommunications Corp.	2,467	6,365
†Digi International, Inc.	2,900	105,734
†F5, Inc.	4,197	1,356,429
†Harmonic, Inc.	8,852	90,113
†Lumentum Holdings, Inc.	3,547	577,132
Motorola Solutions, Inc.	4,388	2,006,589
†NETGEAR, Inc.	3,638	117,835
†NetScout Systems, Inc.	7,833	202,326
†Ribbon Communications, Inc.	7,554	28,705
†Viasat, Inc.	6,887	201,789
†Viavi Solutions, Inc.	16,999	215,717
		14,276,240
Construction & Engineering–0.84%
AECOM	6,721	876,889
†Ameresco, Inc. Class A	1,754	58,899
†API Group Corp.	10,626	365,216
Arcosa, Inc.	4,724	442,686
Argan, Inc.	1,469	396,703
†Bowman Consulting Group Ltd.	773	32,744
†Cadeler AS ADR	1,367	28,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc.	2,494	$2,057,999
†Construction Partners, Inc. Class A	2,698	342,646
†Dycom Industries, Inc.	2,802	817,512
EMCOR Group, Inc.	2,377	1,543,957
†Everus Construction Group, Inc.	4,441	380,816
†Fluor Corp.	6,492	273,118
Granite Construction, Inc.	3,330	365,135
†Great Lakes Dredge & Dock Corp.	8,569	102,742
†IES Holdings, Inc.	955	379,756
†Limbach Holdings, Inc.	595	57,786
†MasTec, Inc.	6,175	1,314,102
†Matrix Service Co.	3,017	39,462
†MYR Group, Inc.	909	189,099
†NWPX Infrastructure, Inc.	417	22,072
Primoris Services Corp.	4,046	555,637
Quanta Services, Inc.	4,467	1,851,214
†Sterling Infrastructure, Inc.	2,384	809,797
†Tutor Perini Corp.	5,568	365,205
Valmont Industries, Inc.	1,599	619,980
WillScot Holdings Corp.	15,344	323,912
		14,613,313
Construction Materials–0.30%
CRH PLC	7,686	921,551
Eagle Materials, Inc.	3,675	856,422
†Knife River Corp.	4,441	341,380
Martin Marietta Materials, Inc.	2,256	1,421,912
U.S. Lime & Minerals, Inc.	740	97,347
Vulcan Materials Co.	5,108	1,571,323
		5,209,935
Consumer Finance–0.86%
Ally Financial, Inc.	21,828	855,657
American Express Co.	14,406	4,785,097
†Atlanticus Holdings Corp.	1,483	86,874
Bread Financial Holdings, Inc.	4,174	232,784
Capital One Financial Corp.	15,741	3,346,222
†Credit Acceptance Corp.	761	355,334
†Encore Capital Group, Inc.	2,403	100,301
†Enova International, Inc.	2,370	272,763
†EZCORP, Inc. Class A	6,690	127,378
FirstCash Holdings, Inc.	4,361	690,870
†Green Dot Corp. Class A	3,997	53,680
†LendingClub Corp.	11,516	174,928
†LendingTree, Inc.	513	33,206
Navient Corp.	9,256	121,716
Nelnet, Inc. Class A	2,378	298,154
†NerdWallet, Inc. Class A	3,266	35,142
OneMain Holdings, Inc.	11,443	646,072
†PRA Group, Inc.	3,756	57,993
LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
PROG Holdings, Inc.	2,385	$77,179
Regional Management Corp.	1,098	42,778
SLM Corp.	18,727	518,363
†SoFi Technologies, Inc.	27,377	723,300
Synchrony Financial	17,352	1,232,859
†World Acceptance Corp.	483	81,695
		14,950,345
Consumer Staples Distribution & Retail–2.04%
Albertsons Cos., Inc. Class A	31,435	550,427
Andersons, Inc.	2,651	105,536
†BJ's Wholesale Club Holdings, Inc.	10,299	960,382
Casey's General Stores, Inc.	2,712	1,533,148
†Chefs' Warehouse, Inc.	2,580	150,491
Costco Wholesale Corp.	9,500	8,793,485
Dollar General Corp.	10,274	1,061,818
†Dollar Tree, Inc.	9,394	886,512
†Grocery Outlet Holding Corp.	1,953	31,346
†HF Foods Group, Inc.	4,692	12,950
Ingles Markets, Inc. Class A	1,101	76,586
Kroger Co.	58,993	3,976,718
†Maplebear, Inc.	3,378	124,175
Natural Grocers by Vitamin Cottage, Inc.	3,652	146,080
†Performance Food Group Co.	11,543	1,200,934
PriceSmart, Inc.	1,845	223,596
†Sprouts Farmers Market, Inc.	8,128	884,326
Sysco Corp.	17,582	1,447,702
Target Corp.	17,502	1,569,929
†U.S. Foods Holding Corp.	16,963	1,299,705
†United Natural Foods, Inc.	6,297	236,893
Village Super Market, Inc. Class A	618	23,088
Walmart, Inc.	98,328	10,133,684
Weis Markets, Inc.	2,619	188,227
		35,617,738
Containers & Packaging–0.54%
Amcor PLC	171,840	1,405,651
AptarGroup, Inc.	5,029	672,176
Ardagh Metal Packaging SA	6,180	24,658
Avery Dennison Corp.	4,042	655,491
Ball Corp.	14,967	754,636
Crown Holdings, Inc.	7,001	676,227
Graphic Packaging Holding Co.	36,241	709,237
Greif, Inc. Class A	3,741	224,491
International Paper Co.	16,118	747,875
Myers Industries, Inc.	2,920	49,465
†O-I Glass, Inc.	15,403	199,777
Packaging Corp. of America	7,234	1,576,506
†Ranpak Holdings Corp.	2,426	13,634
Sealed Air Corp.	8,211	290,259
Silgan Holdings, Inc.	8,214	353,284
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Smurfit WestRock PLC	12,881	$548,344
Sonoco Products Co.	7,856	338,515
TriMas Corp.	3,949	152,589
		9,392,815
Distributors–0.12%
A-Mark Precious Metals, Inc.	1,648	42,634
Genuine Parts Co.	8,090	1,121,274
LKQ Corp.	12,418	379,246
Pool Corp.	1,930	598,435
Weyco Group, Inc.	723	21,755
		2,163,344
Diversified Consumer Services–0.32%
ADT, Inc.	33,492	291,715
†Adtalem Global Education, Inc.	2,912	449,758
†American Public Education, Inc.	2,213	87,347
†Bright Horizons Family Solutions, Inc.	3,064	332,658
Carriage Services, Inc.	1,873	83,423
†Chegg, Inc.	2,936	4,433
†Coursera, Inc.	7,019	82,193
†Driven Brands Holdings, Inc.	3,542	57,062
†Duolingo, Inc.	948	305,104
†Frontdoor, Inc.	5,297	356,435
Graham Holdings Co. Class B	306	360,257
†Grand Canyon Education, Inc.	2,144	470,651
H&R Block, Inc.	6,769	342,308
†Laureate Education, Inc.	2,483	78,314
Matthews International Corp. Class A	2,172	52,736
†Mister Car Wash, Inc.	6,772	36,095
OneSpaWorld Holdings Ltd.	4,641	98,111
Perdoceo Education Corp.	6,682	251,644
Service Corp. International	11,600	965,352
Strategic Education, Inc.	2,155	185,352
†Stride, Inc.	4,231	630,165
†Universal Technical Institute, Inc.	3,270	106,439
		5,627,552
Diversified Telecommunication Services–0.96%
†Anterix, Inc.	1,256	26,966
†AST SpaceMobile, Inc.	878	43,092
AT&T, Inc.	230,519	6,509,857
ATN International, Inc.	2,414	36,138
†Bandwidth, Inc. Class A	2,736	45,609
†Frontier Communications Parent, Inc.	12,661	472,888
†GCI Liberty, Inc. Class A	1,288	48,073
IDT Corp. Class B	2,430	127,113
LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	9,651	$168,507
†Liberty Global Ltd. Class A	19,127	221,210
†Liberty Latin America Ltd. Class A	11,079	93,092
†Lumen Technologies, Inc.	6,601	40,398
Shenandoah Telecommunications Co.	4,651	62,417
†Sunrise Communications AG Class A ADR	3,825	224,834
Verizon Communications, Inc.	196,220	8,623,869
		16,744,063
Electric Utilities–1.35%
ALLETE, Inc.	3,194	212,082
Alliant Energy Corp.	9,792	660,079
American Electric Power Co., Inc.	12,638	1,421,775
Constellation Energy Corp.	6,901	2,270,912
Duke Energy Corp.	16,846	2,084,692
Edison International	11,997	663,194
Entergy Corp.	11,406	1,062,925
Evergy, Inc.	7,526	572,127
Eversource Energy	11,554	821,952
Exelon Corp.	26,594	1,196,996
FirstEnergy Corp.	17,934	821,736
Genie Energy Ltd. Class B	2,298	34,355
†Hawaiian Electric Industries, Inc.	8,248	91,058
IDACORP, Inc.	3,450	455,917
MGE Energy, Inc.	2,148	180,819
NextEra Energy, Inc.	41,843	3,158,728
NRG Energy, Inc.	10,042	1,626,302
OGE Energy Corp.	8,515	393,989
Otter Tail Corp.	2,220	181,973
PG&E Corp.	22,397	337,747
Pinnacle West Capital Corp.	5,231	469,011
Portland General Electric Co.	5,391	237,204
PPL Corp.	23,327	866,831
Southern Co.	23,463	2,223,588
TXNM Energy, Inc.	5,952	336,586
Xcel Energy, Inc.	14,781	1,192,088
		23,574,666
Electrical Equipment–0.95%
Acuity, Inc.	2,185	752,492
Allient, Inc.	980	43,855
†American Superconductor Corp.	1,761	104,586
AMETEK, Inc.	8,278	1,556,264
Atkore, Inc.	1,795	112,618
Eaton Corp. PLC	6,191	2,316,982
Emerson Electric Co.	10,417	1,366,502
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	3,479	$392,988
†Fluence Energy, Inc.	1,145	12,366
†FuelCell Energy, Inc.	834	6,505
GE Vernova, Inc.	4,627	2,845,142
†Generac Holdings, Inc.	1,996	334,131
Hubbell, Inc.	2,749	1,182,922
LSI Industries, Inc.	2,323	54,846
†NEXTracker, Inc. Class A	2,207	163,296
nVent Electric PLC	8,024	791,487
†Plug Power, Inc.	4,000	9,320
Powell Industries, Inc.	1,172	357,237
Preformed Line Products Co.	206	40,407
Regal Rexnord Corp.	3,774	541,343
Rockwell Automation, Inc.	3,671	1,283,125
Sensata Technologies Holding PLC	10,828	330,795
†Shoals Technologies Group, Inc. Class A	3,212	23,801
†Sunrun, Inc.	12,414	214,638
†Thermon Group Holdings, Inc.	2,031	54,268
Vertiv Holdings Co. Class A	11,058	1,668,210
†Vicor Corp.	1,501	74,630
		16,634,756
Electronic Equipment, Instruments & Components–1.55%
Advanced Energy Industries, Inc.	2,750	467,885
Amphenol Corp. Class A	27,098	3,353,378
†Arrow Electronics, Inc.	4,495	543,895
Avnet, Inc.	7,659	400,413
Badger Meter, Inc.	1,825	325,909
Bel Fuse, Inc. Class B	852	120,149
Belden, Inc.	2,793	335,914
Benchmark Electronics, Inc.	3,874	149,343
CDW Corp.	4,620	735,874
Cognex Corp.	7,440	337,032
†Coherent Corp.	7,701	829,552
Corning, Inc.	34,321	2,815,352
Crane NXT Co.	3,815	255,872
CTS Corp.	2,424	96,815
†Daktronics, Inc.	4,546	95,102
ePlus, Inc.	2,428	172,412
†Fabrinet	2,687	979,734
†Flex Ltd.	28,545	1,654,754
†Insight Enterprises, Inc.	2,044	231,810
†IPG Photonics Corp.	3,160	250,240
†Itron, Inc.	2,913	362,843
Jabil, Inc.	8,601	1,867,879
†Keysight Technologies, Inc.	6,369	1,114,066
†Kimball Electronics, Inc.	343	10,242
†Knowles Corp.	7,337	171,025
Littelfuse, Inc.	2,042	528,898
Methode Electronics, Inc.	3,476	26,244
†Mirion Technologies, Inc.	5,893	137,071
LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.	1,900	$81,605
†nLight, Inc.	2,861	84,771
†Novanta, Inc.	1,853	185,578
†OSI Systems, Inc.	1,390	346,444
PC Connection, Inc.	2,607	161,608
†Plexus Corp.	1,891	273,609
Ralliant Corp.	4,364	190,838
Richardson Electronics Ltd.	2,073	20,295
†Rogers Corp.	1,279	102,908
†Sanmina Corp.	5,268	606,399
†ScanSource, Inc.	2,396	105,400
†SmartRent, Inc.	9,964	14,049
TD SYNNEX Corp.	6,092	997,565
TE Connectivity PLC	8,674	1,904,203
†Teledyne Technologies, Inc.	1,799	1,054,286
†Trimble, Inc.	9,996	816,173
†TTM Technologies, Inc.	10,770	620,352
Vishay Intertechnology, Inc.	7,940	121,482
†Vishay Precision Group, Inc.	858	27,499
Vontier Corp.	10,620	445,721
†Zebra Technologies Corp. Class A	1,852	550,340
		27,080,828
Energy Equipment & Services–0.50%
Archrock, Inc.	13,582	357,342
Baker Hughes Co.	31,272	1,523,572
†Bristow Group, Inc.	670	24,174
Cactus, Inc. Class A	3,339	131,790
Core Laboratories, Inc.	3,764	46,523
†DMC Global, Inc.	1,792	15,142
†Expro Group Holdings NV	4,117	48,910
†Forum Energy Technologies, Inc.	581	15,518
Halliburton Co.	41,586	1,023,016
†Helix Energy Solutions Group, Inc.	13,767	90,311
Helmerich & Payne, Inc.	5,699	125,891
†Innovex International, Inc.	4,298	79,685
Liberty Energy, Inc.	13,753	169,712
†Mammoth Energy Services, Inc.	3,494	8,001
†Nabors Industries Ltd.	845	34,535
Noble Corp. PLC	7,063	199,742
NOV, Inc.	21,887	290,003
†Oceaneering International, Inc.	10,362	256,770
†Oil States International, Inc.	6,670	40,420
Patterson-UTI Energy, Inc.	2,932	15,188
†ProPetro Holding Corp.	7,913	41,464
RPC, Inc.	14,752	70,220
Schlumberger NV	63,697	2,189,266
†SEACOR Marine Holdings, Inc.	2,951	19,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Seadrill Ltd.	1,119	$33,805
Select Water Solutions, Inc.	10,426	111,454
Solaris Energy Infrastructure, Inc. Class A	2,482	99,206
TechnipFMC PLC	24,993	985,974
†TETRA Technologies, Inc.	6,536	37,582
†Tidewater, Inc.	1,101	58,716
†Transocean Ltd.	38,916	121,418
†Valaris Ltd.	2,689	131,143
Weatherford International PLC	5,032	344,340
		8,739,985
Entertainment–1.37%
†Atlanta Braves Holdings, Inc. Class A	2,109	90,018
Cinemark Holdings, Inc.	8,070	226,121
Electronic Arts, Inc.	6,314	1,273,534
†Eventbrite, Inc. Class A	6,000	15,120
†IMAX Corp.	3,351	109,745
†Liberty Media Corp.-Liberty Formula One Class A	8,951	927,253
†Liberty Media Corp.-Liberty Live Class A	5,359	515,489
†Lionsgate Studios Corp.	18,814	129,817
†Live Nation Entertainment, Inc.	7,827	1,278,932
†Madison Square Garden Entertainment Corp.	2,599	117,579
†Madison Square Garden Sports Corp.	382	86,714
Marcus Corp.	2,728	42,311
†Netflix, Inc.	7,867	9,431,904
†ROBLOX Corp. Class A	5,329	738,173
†Roku, Inc.	3,130	313,407
†Sphere Entertainment Co.	3,215	199,716
†Spotify Technology SA	1,414	986,972
†Starz Entertainment Corp.	1,254	18,471
†Take-Two Interactive Software, Inc.	3,767	973,242
TKO Group Holdings, Inc.	2,146	433,406
Walt Disney Co.	36,996	4,236,042
†Warner Bros Discovery, Inc.	88,464	1,727,702
Warner Music Group Corp. Class A	2,536	86,376
		23,958,044
Financial Services–3.51%
†Affirm Holdings, Inc.	7,184	525,007
Apollo Global Management, Inc.	6,950	926,226
†AvidXchange Holdings, Inc.	4,874	48,496
†Berkshire Hathaway, Inc. Class B	37,368	18,786,388
†Block, Inc.	7,175	518,537
LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Cantaloupe, Inc.	2,736	$28,920
Cass Information Systems, Inc.	1,874	73,704
Corebridge Financial, Inc.	34,913	1,118,962
†Corpay, Inc.	4,205	1,211,292
Enact Holdings, Inc.	1,869	71,657
Equitable Holdings, Inc.	15,703	797,398
Essent Group Ltd.	9,087	577,570
†Euronet Worldwide, Inc.	4,413	387,506
EVERTEC, Inc.	623	21,045
Federal Agricultural Mortgage Corp. Class C	974	163,613
Fidelity National Information Services, Inc.	18,405	1,213,626
†Fiserv, Inc.	12,330	1,589,707
†Flywire Corp.	2,304	31,196
Global Payments, Inc.	8,159	677,850
†International Money Express, Inc.	2,436	34,031
Jack Henry & Associates, Inc.	3,078	458,407
Jackson Financial, Inc. Class A	3,086	312,396
†Marqeta, Inc. Class A	7,290	38,491
Mastercard, Inc. Class A	20,278	11,534,329
Merchants Bancorp	1,218	38,732
MGIC Investment Corp.	21,404	607,231
Mr. Cooper Group, Inc.	6,569	1,384,679
†NCR Atleos Corp.	6,538	257,009
†NMI Holdings, Inc. Class A	7,717	295,870
†Onity Group, Inc.	819	32,727
†Paymentus Holdings, Inc. Class A	2,017	61,720
†Payoneer Global, Inc.	9,310	56,325
†PayPal Holdings, Inc.	23,562	1,580,068
†Paysafe Ltd.	3,600	46,512
PennyMac Financial Services, Inc.	1,310	162,283
Radian Group, Inc.	12,361	447,715
†Remitly Global, Inc.	4,416	71,981
†Repay Holdings Corp.	5,100	26,673
Rocket Cos., Inc. Class A	2,409	46,686
†Shift4 Payments, Inc. Class A	1,914	148,144
†Toast, Inc. Class A	7,723	281,967
†Velocity Financial, Inc.	535	9,705
Visa, Inc. Class A	37,774	12,895,288
Voya Financial, Inc.	8,511	636,623
Walker & Dunlop, Inc.	2,443	204,284
Waterstone Financial, Inc.	3,925	61,230
Western Union Co.	21,608	172,648
†WEX, Inc.	3,024	476,371
		61,148,825
Food Products–0.73%
Alico, Inc.	234	8,110
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Archer-Daniels-Midland Co.	6,174	$368,835
B&G Foods, Inc.	5,511	24,414
Bunge Global SA	6,999	568,669
Calavo Growers, Inc.	1,666	42,883
Cal-Maine Foods, Inc.	3,432	322,951
Campbell's Co.	16,121	509,101
Conagra Brands, Inc.	20,072	367,518
†Darling Ingredients, Inc.	8,222	253,813
Dole PLC	4,165	55,978
†Farmer Bros Co.	400	684
Flowers Foods, Inc.	13,824	180,403
Fresh Del Monte Produce, Inc.	4,948	171,794
†Freshpet, Inc.	1,480	81,563
General Mills, Inc.	19,730	994,787
†Hain Celestial Group, Inc.	7,400	11,692
Hershey Co.	5,771	1,079,465
Hormel Foods Corp.	18,651	461,426
Ingredion, Inc.	5,606	684,549
J&J Snack Foods Corp.	984	94,553
J.M. Smucker Co.	5,410	587,526
John B Sanfilippo & Son, Inc.	748	48,081
Kraft Heinz Co.	31,697	825,390
Lamb Weston Holdings, Inc.	5,940	344,995
Marzetti Co.	1,572	271,626
McCormick & Co., Inc.	8,523	570,251
Mondelez International, Inc. Class A	27,705	1,730,731
Pilgrim's Pride Corp.	10,200	415,344
†Post Holdings, Inc.	4,512	484,950
Seaboard Corp.	14	51,058
†Simply Good Foods Co.	7,603	188,706
Tootsie Roll Industries, Inc.	1,638	68,665
†TreeHouse Foods, Inc.	3,727	75,323
Tyson Foods, Inc. Class A	12,030	653,229
Utz Brands, Inc.	3,854	46,826
†Vital Farms, Inc.	2,677	110,158
		12,756,047
Gas Utilities–0.20%
Atmos Energy Corp.	4,851	828,308
Chesapeake Utilities Corp.	776	104,519
MDU Resources Group, Inc.	18,965	337,766
National Fuel Gas Co.	5,275	487,252
New Jersey Resources Corp.	8,468	407,734
Northwest Natural Holding Co.	2,733	122,794
ONE Gas, Inc.	2,955	239,178
Southwest Gas Holdings, Inc.	3,302	258,679
Spire, Inc.	3,336	271,951
UGI Corp.	11,119	369,818
		3,427,999
Ground Transportation–0.95%
ArcBest Corp.	1,512	105,643
LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Covenant Logistics Group, Inc.	2,834	$61,384
CSX Corp.	68,716	2,440,105
FTAI Infrastructure, Inc.	4,825	21,037
Heartland Express, Inc.	6,467	54,193
†Hertz Global Holdings, Inc.	17,404	118,347
JB Hunt Transport Services, Inc.	6,558	879,887
Knight-Swift Transportation Holdings, Inc.	10,537	416,317
Landstar System, Inc.	1,735	212,642
†Lyft, Inc. Class A	6,092	134,085
Marten Transport Ltd.	6,469	68,959
Norfolk Southern Corp.	6,204	1,863,744
Old Dominion Freight Line, Inc.	7,164	1,008,548
†PAMT Corp.	1,224	13,954
†RXO, Inc.	9,670	148,725
Ryder System, Inc.	5,398	1,018,279
†Saia, Inc.	1,186	355,041
Schneider National, Inc. Class B	9,043	191,350
†Uber Technologies, Inc.	19,994	1,958,812
†U-Haul Holding Co.	12,126	627,474
Union Pacific Corp.	15,321	3,621,425
Universal Logistics Holdings, Inc.	2,500	58,600
Werner Enterprises, Inc.	4,283	112,728
†XPO, Inc.	8,315	1,074,880
		16,566,159
Health Care Equipment & Supplies–1.60%
Abbott Laboratories	33,572	4,496,634
†Align Technology, Inc.	2,128	266,468
†AngioDynamics, Inc.	5,678	63,423
†Artivion, Inc.	3,491	147,809
†AtriCure, Inc.	1,380	48,645
†Avanos Medical, Inc.	4,232	48,922
†Axogen, Inc.	3,071	54,787
Baxter International, Inc.	20,388	464,235
Becton Dickinson & Co.	6,238	1,167,566
†Bioventus, Inc. Class A	3,090	20,672
†Boston Scientific Corp.	19,203	1,874,789
CONMED Corp.	1,948	91,614
†Cooper Cos., Inc.	8,507	583,240
Dentsply Sirona, Inc.	11,110	140,986
†Dexcom, Inc.	4,904	329,990
†Edwards Lifesciences Corp.	13,454	1,046,318
Embecta Corp.	1,053	14,858
†Enovis Corp.	3,676	111,530
†Envista Holdings Corp.	10,550	214,903
GE HealthCare Technologies, Inc.	16,357	1,228,411
†Globus Medical, Inc. Class A	2,238	128,170
†Haemonetics Corp.	2,876	140,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	9,212	$621,718
†ICU Medical, Inc.	1,184	142,033
†IDEXX Laboratories, Inc.	2,544	1,625,336
†Inogen, Inc.	1,392	11,373
†Inspire Medical Systems, Inc.	361	26,786
†Insulet Corp.	2,075	640,615
†Integer Holdings Corp.	2,452	253,365
†Integra LifeSciences Holdings Corp.	4,660	66,778
†Intuitive Surgical, Inc.	4,799	2,146,257
iRadimed Corp.	465	33,089
†Lantheus Holdings, Inc.	4,262	218,598
LeMaitre Vascular, Inc.	1,018	89,085
†LENSAR, Inc.	1,658	20,476
†LivaNova PLC	3,345	175,211
†Masimo Corp.	1,325	195,504
Medtronic PLC	25,795	2,456,716
†Merit Medical Systems, Inc.	3,296	274,326
†=OmniAb, Inc	435	0
†=OmniAb, Inc.	435	0
†Omnicell, Inc.	2,223	67,690
†OraSure Technologies, Inc.	3,636	11,672
†Orthofix Medical, Inc.	3,866	56,598
†OrthoPediatrics Corp.	984	18,234
†Penumbra, Inc.	873	221,148
†QuidelOrtho Corp.	744	21,911
ResMed, Inc.	4,522	1,237,807
†RxSight, Inc.	1,447	13,009
†SI-BONE, Inc.	2,500	36,800
†Solventum Corp.	2,726	198,998
†STAAR Surgical Co.	700	18,809
STERIS PLC	3,660	905,630
Stryker Corp.	5,551	2,052,038
†Surmodics, Inc.	1,196	35,748
†Tactile Systems Technology, Inc.	3,443	47,651
Teleflex, Inc.	1,857	227,223
†TransMedics Group, Inc.	454	50,939
†UFP Technologies, Inc.	348	69,461
Utah Medical Products, Inc.	166	10,453
†Varex Imaging Corp.	3,549	44,008
Zimmer Biomet Holdings, Inc.	8,329	820,406
†Zimvie, Inc.	832	15,758
		27,863,403
Health Care Providers & Services–1.87%
†Acadia Healthcare Co., Inc.	5,457	135,115
†AdaptHealth Corp.	6,653	59,544
†Addus HomeCare Corp.	1,490	175,805
†agilon health, Inc.	10,936	11,264
†AMN Healthcare Services, Inc.	3,474	67,257
†Astrana Health, Inc.	2,925	82,924
LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†BrightSpring Health Services, Inc.	1,392	$41,148
†Brookdale Senior Living, Inc.	20,953	177,472
Cardinal Health, Inc.	7,519	1,180,182
†Castle Biosciences, Inc.	1,800	40,986
Cencora, Inc.	5,691	1,778,608
†Centene Corp.	17,165	612,447
Chemed Corp.	941	421,323
Cigna Group	8,739	2,519,017
†Community Health Systems, Inc.	14,031	45,039
Concentra Group Holdings Parent, Inc.	10,679	223,511
†CorVel Corp.	3,449	267,022
†Cross Country Healthcare, Inc.	2,295	32,589
CVS Health Corp.	28,367	2,138,588
†DaVita, Inc.	3,967	527,095
Elevance Health, Inc.	5,599	1,809,149
Encompass Health Corp.	10,482	1,331,424
†Enhabit, Inc.	5,241	41,980
Ensign Group, Inc.	4,158	718,378
†Fulgent Genetics, Inc.	3,138	70,919
HCA Healthcare, Inc.	3,594	1,531,763
†HealthEquity, Inc.	2,091	198,164
†Henry Schein, Inc.	6,745	447,666
Humana, Inc.	3,124	812,771
Labcorp Holdings, Inc.	3,473	996,959
McKesson Corp.	2,661	2,055,729
†Molina Healthcare, Inc.	2,528	483,758
National HealthCare Corp.	1,217	147,878
National Research Corp.	414	5,291
†NeoGenomics, Inc.	6,172	47,648
†OPKO Health, Inc.	26,983	41,824
†Option Care Health, Inc.	8,414	233,573
†Owens & Minor, Inc.	7,025	33,720
†Pediatrix Medical Group, Inc.	8,411	140,884
†Pennant Group, Inc.	2,839	71,600
Premier, Inc. Class A	6,981	194,072
†Privia Health Group, Inc.	4,493	111,876
†Progyny, Inc.	1,799	38,714
Quest Diagnostics, Inc.	4,790	912,878
†RadNet, Inc.	2,573	196,088
Select Medical Holdings Corp.	9,121	117,114
†Surgery Partners, Inc.	2,745	59,402
†Tenet Healthcare Corp.	9,313	1,890,911
U.S. Physical Therapy, Inc.	1,000	84,950
UnitedHealth Group, Inc.	18,252	6,302,416
Universal Health Services, Inc. Class B	4,896	1,000,938
		32,667,373
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.09%
†American Well Corp. Class A	668	$4,108
†Certara, Inc.	5,749	70,253
†Definitive Healthcare Corp.	5,123	20,799
†Doximity, Inc. Class A	3,034	221,937
†Evolent Health, Inc. Class A	7,583	64,152
†GoodRx Holdings, Inc. Class A	3,965	16,772
HealthStream, Inc.	2,606	73,593
†Phreesia, Inc.	2,143	50,403
†Schrodinger, Inc.	1,980	39,719
†Simulations Plus, Inc.	1,079	16,261
†Teladoc Health, Inc.	5,765	44,563
†TruBridge, Inc.	971	19,585
†Veeva Systems, Inc. Class A	2,983	888,666
†Waystar Holding Corp.	256	9,708
		1,540,519
Hotels, Restaurants & Leisure–2.00%
†Airbnb, Inc. Class A	6,484	787,287
Aramark	18,038	692,659
†Biglari Holdings, Inc. Class B	1	324
†BJ's Restaurants, Inc.	1,988	60,694
Bloomin' Brands, Inc.	5,220	37,427
Booking Holdings, Inc.	684	3,693,101
Boyd Gaming Corp.	3,668	317,099
†Brinker International, Inc.	3,450	437,046
†Caesars Entertainment, Inc.	9,211	248,927
†Carnival Corp.	37,864	1,094,648
†Cava Group, Inc.	1,819	109,886
Cheesecake Factory, Inc.	3,055	166,925
†Chipotle Mexican Grill, Inc.	33,192	1,300,794
Choice Hotels International, Inc.	3,240	346,388
Churchill Downs, Inc.	3,270	317,223
Cracker Barrel Old Country Store, Inc.	1,445	63,667
Darden Restaurants, Inc.	4,743	902,877
†Dave & Buster's Entertainment, Inc.	2,917	52,973
†Denny's Corp.	3,860	20,188
Dine Brands Global, Inc.	793	19,603
Domino's Pizza, Inc.	1,117	482,220
†DoorDash, Inc. Class A	4,546	1,236,467
†DraftKings, Inc. Class A	9,094	340,116
†Dutch Bros, Inc. Class A	1,237	64,745
†El Pollo Loco Holdings, Inc.	3,990	38,703
Expedia Group, Inc.	4,278	914,422
†First Watch Restaurant Group, Inc.	5,102	79,795
†Flutter Entertainment PLC	2,579	655,066
†Global Business Travel Group I	2,436	19,683
Golden Entertainment, Inc.	2,073	48,881
†Hilton Grand Vacations, Inc.	2,114	88,386
LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	5,784	$1,500,601
Hyatt Hotels Corp. Class A	2,033	288,544
Krispy Kreme, Inc.	3,368	13,034
Las Vegas Sands Corp.	19,276	1,036,856
†Life Time Group Holdings, Inc.	6,305	174,018
†Light & Wonder, Inc.	5,462	458,480
Marriott International, Inc. Class A	5,301	1,380,592
Marriott Vacations Worldwide Corp.	2,792	185,835
McDonald's Corp.	15,389	4,676,563
†MGM Resorts International	11,398	395,055
†Norwegian Cruise Line Holdings Ltd.	10,601	261,103
Papa John's International, Inc.	1,657	79,785
†Penn Entertainment, Inc.	9,276	178,656
†Planet Fitness, Inc. Class A	5,682	589,792
†Pursuit Attractions & Hospitality, Inc.	2,398	86,760
Red Rock Resorts, Inc. Class A	2,566	156,680
Royal Caribbean Cruises Ltd.	8,173	2,644,619
†Sabre Corp.	19,559	35,793
†Shake Shack, Inc. Class A	1,397	130,773
Starbucks Corp.	24,537	2,075,830
†Sweetgreen, Inc. Class A	4,300	34,314
Texas Roadhouse, Inc.	5,372	892,558
Travel & Leisure Co.	3,900	232,011
†United Parks & Resorts, Inc.	3,939	203,646
Vail Resorts, Inc.	1,925	287,922
Wendy's Co.	12,897	118,137
Wingstop, Inc.	415	104,447
Wyndham Hotels & Resorts, Inc.	4,719	377,048
Wynn Resorts Ltd.	3,118	399,946
Yum! Brands, Inc.	8,434	1,281,968
		34,919,586
Household Durables–0.94%
†Beazer Homes USA, Inc.	1,618	39,722
†Cavco Industries, Inc.	615	357,149
Century Communities, Inc.	1,656	104,941
†Champion Homes, Inc.	3,677	280,813
DR Horton, Inc.	11,635	1,971,783
†Dream Finders Homes, Inc. Class A	3,347	86,754
Ethan Allen Interiors, Inc.	2,976	87,673
Flexsteel Industries, Inc.	262	12,144
Garmin Ltd.	6,913	1,702,119
†GoPro, Inc. Class A	2,300	4,876
†Green Brick Partners, Inc.	1,200	88,632
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Hamilton Beach Brands Holding Co. Class A	400	$5,748
†Helen of Troy Ltd.	1,542	38,858
Hooker Furnishings Corp.	1,803	18,300
†Hovnanian Enterprises, Inc. Class A	484	62,189
Installed Building Products, Inc.	1,861	459,034
KB Home	4,264	271,361
La-Z-Boy, Inc.	4,018	137,898
Leggett & Platt, Inc.	9,984	88,658
Lennar Corp. Class A	9,126	1,147,138
†LGI Homes, Inc.	1,623	83,925
†Lovesac Co.	1,377	23,313
†M/I Homes, Inc.	2,270	327,879
Meritage Homes Corp.	5,660	409,954
†Mohawk Industries, Inc.	2,934	378,251
Newell Brands, Inc.	25,447	133,342
†NVR, Inc.	224	1,799,764
PulteGroup, Inc.	12,010	1,586,881
†SharkNinja, Inc.	6,137	633,032
Somnigroup International, Inc.	9,791	825,675
†Sonos, Inc.	2,851	45,046
†Taylor Morrison Home Corp.	8,886	586,565
Toll Brothers, Inc.	8,160	1,127,222
†TopBuild Corp.	2,258	882,562
†Tri Pointe Homes, Inc.	6,094	207,013
†Universal Electronics, Inc.	1,276	5,946
Whirlpool Corp.	4,124	324,146
		16,346,306
Household Products–0.73%
†Central Garden & Pet Co.	5,787	171,629
Church & Dwight Co., Inc.	8,917	781,397
Clorox Co.	4,176	514,901
Colgate-Palmolive Co.	18,519	1,480,409
Energizer Holdings, Inc.	5,132	127,735
Kimberly-Clark Corp.	9,668	1,202,119
Procter & Gamble Co.	52,712	8,099,199
Reynolds Consumer Products, Inc.	1,713	41,917
Spectrum Brands Holdings, Inc.	1,520	79,846
WD-40 Co.	802	158,475
		12,657,627
Independent Power and Renewable Electricity Producers–0.24%
AES Corp.	23,697	311,853
Clearway Energy, Inc. Class A	7,924	220,409
†Hallador Energy Co.	3,076	60,197
†Montauk Renewables, Inc.	4,020	8,080
Ormat Technologies, Inc.	5,007	481,924
LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
†Talen Energy Corp.	250	$106,345
Vistra Corp.	15,292	2,996,009
		4,184,817
Industrial Conglomerates–0.28%
3M Co.	10,907	1,692,548
Honeywell International, Inc.	15,255	3,211,178
		4,903,726
Insurance–3.02%
Aflac, Inc.	16,168	1,805,966
Allstate Corp.	9,725	2,087,471
†Ambac Financial Group, Inc.	3,737	31,167
American Coastal Insurance Corp. Class C	1,612	18,361
American Financial Group, Inc.	6,291	916,724
American International Group, Inc.	22,333	1,754,034
AMERISAFE, Inc.	1,652	72,424
Aon PLC Class A	4,664	1,663,089
Arch Capital Group Ltd.	16,471	1,494,414
Arthur J Gallagher & Co.	3,988	1,235,243
Assurant, Inc.	4,180	905,388
Assured Guaranty Ltd.	4,711	398,786
Axis Capital Holdings Ltd.	6,050	579,590
†Baldwin Insurance Group, Inc.	1,800	50,778
†Brighthouse Financial, Inc.	5,618	298,203
Brown & Brown, Inc.	11,834	1,109,911
Chubb Ltd.	9,259	2,613,353
Cincinnati Financial Corp.	6,563	1,037,610
CNO Financial Group, Inc.	2,788	110,265
Crawford & Co. Class A	2,669	27,592
Donegal Group, Inc. Class A	1,349	26,157
†eHealth, Inc.	2,423	10,443
Employers Holdings, Inc.	2,331	99,021
Erie Indemnity Co. Class A	918	292,071
Everest Group Ltd.	2,122	743,188
F&G Annuities & Life, Inc.	1,879	58,756
Fidelity National Financial, Inc.	15,187	918,662
First American Financial Corp.	8,033	516,040
†Genworth Financial, Inc. Class A	37,029	329,558
Globe Life, Inc.	6,092	870,973
Goosehead Insurance, Inc. Class A	1,176	87,518
†Greenlight Capital Re Ltd. Class A	4,459	56,629
Hanover Insurance Group, Inc.	3,084	560,147
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Insurance Group, Inc.	17,899	$2,387,548
HCI Group, Inc.	1,032	198,072
†Heritage Insurance Holdings, Inc.	3,747	94,349
Horace Mann Educators Corp.	4,184	188,991
James River Group Holdings Ltd.	3,086	17,127
Kemper Corp.	5,413	279,040
†Kestrel Group Ltd.	606	16,550
Kinsale Capital Group, Inc.	1,057	449,500
Loews Corp.	9,224	925,997
†Markel Group, Inc.	576	1,100,943
Marsh & McLennan Cos., Inc.	12,506	2,520,334
Mercury General Corp.	5,215	442,128
MetLife, Inc.	27,164	2,237,499
†NI Holdings, Inc.	900	12,204
Old Republic International Corp.	18,896	802,513
†Oscar Health, Inc. Class A	5,374	101,730
†Palomar Holdings, Inc.	897	104,725
Primerica, Inc.	3,737	1,037,354
Principal Financial Group, Inc.	9,689	803,315
†ProAssurance Corp.	5,554	133,240
Progressive Corp.	12,097	2,987,354
Prudential Financial, Inc.	14,064	1,458,999
Reinsurance Group of America, Inc.	4,574	878,803
RenaissanceRe Holdings Ltd.	3,891	988,042
RLI Corp.	6,194	403,973
Safety Insurance Group, Inc.	1,507	106,530
Selective Insurance Group, Inc.	4,229	342,845
†SiriusPoint Ltd.	11,895	215,181
†Skyward Specialty Insurance Group, Inc.	1,400	66,584
Stewart Information Services Corp.	2,850	208,962
Tiptree, Inc.	2,925	56,072
Travelers Cos., Inc.	14,707	4,106,488
†Trupanion, Inc.	1,512	65,439
United Fire Group, Inc.	2,797	85,085
Universal Insurance Holdings, Inc.	3,674	96,626
Unum Group	9,122	709,509
W.R. Berkley Corp.	15,772	1,208,451
White Mountains Insurance Group Ltd.	247	412,865
Willis Towers Watson PLC	4,673	1,614,288
		52,644,787
Interactive Media & Services–5.51%
Alphabet, Inc. Class A	228,301	55,547,810
LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Angi, Inc.	210	$3,415
†Bumble, Inc. Class A	8,172	49,767
†Cargurus, Inc.	5,990	223,008
†Cars.com, Inc.	5,183	63,336
†DHI Group, Inc.	5,517	15,337
Match Group, Inc.	9,882	349,032
Meta Platforms, Inc. Class A	52,281	38,394,121
†Pinterest, Inc. Class A	16,300	524,371
†QuinStreet, Inc.	3,909	60,472
†Reddit, Inc. Class A	540	124,194
Shutterstock, Inc.	1,235	25,750
†Snap, Inc. Class A	32,817	253,019
†TripAdvisor, Inc.	5,765	93,739
†TrueCar, Inc.	10,819	19,907
†Vimeo, Inc.	12,832	99,448
†Yelp, Inc.	3,995	124,644
†Zedge, Inc. Class B	1,132	3,294
†Ziff Davis, Inc.	2,809	107,023
†ZoomInfo Technologies, Inc.	7,631	83,254
		96,164,941
IT Services–1.02%
Accenture PLC Class A	14,205	3,502,953
†Akamai Technologies, Inc.	7,037	533,123
Amdocs Ltd.	5,634	462,270
†ASGN, Inc.	3,270	154,834
†Cloudflare, Inc. Class A	1,236	265,233
Cognizant Technology Solutions Corp. Class A	17,896	1,200,285
†DigitalOcean Holdings, Inc.	1,591	54,349
†DXC Technology Co.	16,203	220,847
†EPAM Systems, Inc.	1,459	220,003
†Fastly, Inc. Class A	7,448	63,680
†Gartner, Inc.	2,793	734,196
†Globant SA	1,717	98,521
†GoDaddy, Inc. Class A	3,510	480,273
†Grid Dynamics Holdings, Inc.	2,476	19,090
Hackett Group, Inc.	2,613	49,673
International Business Machines Corp.	21,607	6,096,631
†Kyndryl Holdings, Inc.	13,287	399,009
†MongoDB, Inc.	1,648	511,506
†Okta, Inc.	5,700	522,690
†Snowflake, Inc. Class A	2,741	618,233
†Twilio, Inc. Class A	6,890	689,620
†Unisys Corp.	5,740	22,386
VeriSign, Inc.	2,829	790,904
		17,710,309
Leisure Products–0.13%
Acushnet Holdings Corp.	5,705	447,785
†American Outdoor Brands, Inc.	2,016	17,499
Brunswick Corp.	5,777	365,338
†Funko, Inc. Class A	2,122	7,300
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Hasbro, Inc.	6,268	$475,428
Johnson Outdoors, Inc. Class A	842	34,008
†Malibu Boats, Inc. Class A	1,279	41,504
†MasterCraft Boat Holdings, Inc.	814	17,468
†Mattel, Inc.	23,363	393,199
Polaris, Inc.	3,484	202,525
Smith & Wesson Brands, Inc.	4,862	47,793
†Topgolf Callaway Brands Corp.	12,392	117,724
†YETI Holdings, Inc.	3,031	100,569
		2,268,140
Life Sciences Tools & Services–0.77%
†10X Genomics, Inc. Class A	1,701	19,885
†Adaptive Biotechnologies Corp.	4,935	73,828
Agilent Technologies, Inc.	6,499	834,147
†Avantor, Inc.	27,637	344,910
†Azenta, Inc.	1,860	53,419
†BioLife Solutions, Inc.	2,557	65,229
†Bio-Rad Laboratories, Inc. Class A	1,192	334,225
Bio-Techne Corp.	6,154	342,347
Bruker Corp.	7,953	258,393
†Charles River Laboratories International, Inc.	2,668	417,435
†CryoPort, Inc.	1,498	14,201
†Cytek Biosciences, Inc.	6,300	21,861
Danaher Corp.	10,263	2,034,742
†Fortrea Holdings, Inc.	4,241	35,709
†ICON PLC	2,364	413,700
†Illumina, Inc.	2,544	241,604
†IQVIA Holdings, Inc.	7,712	1,464,817
†Maravai LifeSciences Holdings, Inc. Class A	3,739	10,731
†Medpace Holdings, Inc.	1,389	714,168
Mesa Laboratories, Inc.	369	24,727
†Mettler-Toledo International, Inc.	576	707,103
†OmniAb, Inc.	5,630	9,008
†Pacific Biosciences of California, Inc.	7,862	10,063
†Quanterix Corp.	2,102	11,414
†Repligen Corp.	1,977	264,266
Revvity, Inc.	4,782	419,142
†Seer, Inc.	3,658	7,938
†Sotera Health Co.	13,181	207,337
Thermo Fisher Scientific, Inc.	5,726	2,777,225
†Waters Corp.	2,432	729,138
West Pharmaceutical Services, Inc.	2,013	528,070
		13,390,782
LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–2.58%
†3D Systems Corp.	12,600	$36,540
Aebi Schmidt Holding AG	3,640	45,391
AGCO Corp.	6,409	686,212
Alamo Group, Inc.	962	183,646
Albany International Corp. Class A	1,955	104,201
Allison Transmission Holdings, Inc.	10,027	851,092
Astec Industries, Inc.	2,143	103,143
Atmus Filtration Technologies, Inc.	2,033	91,668
†Blue Bird Corp.	1,534	88,282
Caterpillar, Inc.	11,855	5,656,613
†Chart Industries, Inc.	1,760	352,264
CNH Industrial NV	64,996	705,207
Columbus McKinnon Corp.	2,439	34,975
†Commercial Vehicle Group, Inc.	1,272	2,162
Crane Co.	4,254	783,332
Cummins, Inc.	5,635	2,380,055
Deere & Co.	6,968	3,186,188
Donaldson Co., Inc.	11,081	906,980
Douglas Dynamics, Inc.	2,749	85,934
Dover Corp.	5,695	950,097
†Energy Recovery, Inc.	4,106	63,315
Enerpac Tool Group Corp.	4,535	185,935
Enpro, Inc.	1,515	342,390
Esab Corp.	3,676	410,756
ESCO Technologies, Inc.	1,710	360,998
Federal Signal Corp.	4,388	522,128
Flowserve Corp.	9,087	482,883
Fortive Corp.	13,093	641,426
Franklin Electric Co., Inc.	2,968	282,554
†Gates Industrial Corp. PLC	6,364	157,954
Gorman-Rupp Co.	2,694	125,029
Graco, Inc.	5,884	499,905
Greenbrier Cos., Inc.	3,320	153,284
Helios Technologies, Inc.	1,872	97,587
Hillenbrand, Inc.	5,105	138,039
†Hillman Solutions Corp.	11,424	104,872
Hyster-Yale, Inc.	1,765	65,058
IDEX Corp.	2,515	409,341
Illinois Tool Works, Inc.	9,327	2,432,108
Ingersoll Rand, Inc.	13,102	1,082,487
ITT, Inc.	6,197	1,107,776
Kadant, Inc.	857	255,026
Kennametal, Inc.	7,427	155,447
†L.B. Foster Co. Class A	1,339	36,086
Lincoln Electric Holdings, Inc.	4,061	957,706
Lindsay Corp.	922	129,596
Luxfer Holdings PLC	1,823	25,340
†Manitowoc Co., Inc.	3,536	35,395
†Middleby Corp.	4,387	583,164
Miller Industries, Inc.	382	15,440
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Mueller Industries, Inc.	8,110	$820,002
Mueller Water Products, Inc. Class A	11,231	286,615
†NN, Inc.	2,981	6,141
Nordson Corp.	1,898	430,751
Omega Flex, Inc.	333	10,385
Oshkosh Corp.	4,650	603,105
Otis Worldwide Corp.	12,239	1,119,012
PACCAR, Inc.	17,950	1,764,844
Parker-Hannifin Corp.	2,180	1,652,767
Park-Ohio Holdings Corp.	1,206	25,615
Pentair PLC	11,851	1,312,617
†Proto Labs, Inc.	1,861	93,106
†RBC Bearings, Inc.	1,225	478,105
REV Group, Inc.	3,670	207,979
Snap-on, Inc.	2,574	891,968
†SPX Technologies, Inc.	3,523	658,026
Standex International Corp.	784	166,130
Stanley Black & Decker, Inc.	6,307	468,799
†Stratasys Ltd.	2,896	32,435
†Symbotic, Inc.	1,331	71,741
Tennant Co.	1,295	104,973
Terex Corp.	4,389	225,156
Timken Co.	5,668	426,120
†Titan International, Inc.	4,215	31,865
Toro Co.	6,600	502,920
Trinity Industries, Inc.	8,244	231,162
Wabash National Corp.	3,716	36,677
Watts Water Technologies, Inc. Class A	1,865	520,857
Westinghouse Air Brake Technologies Corp.	6,924	1,388,054
Worthington Enterprises, Inc.	2,467	136,894
Xylem, Inc.	8,433	1,243,867
		45,041,695
Marine Transportation–0.05%
†Costamare Bulkers Holdings Ltd.	2,080	29,890
Costamare, Inc.	10,400	123,864
Genco Shipping & Trading Ltd.	1,685	29,993
†Kirby Corp.	5,207	434,524
Matson, Inc.	3,302	325,544
		943,815
Media–0.91%
†Advantage Solutions, Inc.	1,590	2,433
†Altice USA, Inc. Class A	14,605	35,198
†AMC Networks, Inc. Class A	4,165	34,320
†Boston Omaha Corp. Class A	1,169	15,290
Cable One, Inc.	488	86,400
†Charter Communications, Inc. Class A	6,915	1,902,351
LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Comcast Corp. Class A	191,260	$6,009,389
†DoubleVerify Holdings, Inc.	4,073	48,795
Entravision Communications Corp. Class A	11,605	27,040
†EW Scripps Co. Class A	6,953	17,104
Fox Corp. Class A	20,024	1,203,681
†Gannett Co., Inc.	16,421	67,819
Gray Media, Inc.	7,432	42,957
†Integral Ad Science Holding Corp.	5,146	52,335
Interpublic Group of Cos., Inc.	32,184	898,255
John Wiley & Sons, Inc. Class A	3,746	151,601
†Liberty Broadband Corp. Class A	6,444	409,195
†Magnite, Inc.	6,973	151,872
New York Times Co. Class A	11,830	679,042
News Corp. Class A	27,741	887,165
Nexstar Media Group, Inc.	4,120	814,689
Omnicom Group, Inc.	14,327	1,168,080
Paramount Skydance Corp.	12,088	228,705
†PubMatic, Inc. Class A	2,989	24,749
Scholastic Corp.	2,841	77,787
Sinclair, Inc.	2,784	42,038
†Stagwell, Inc.	6,093	34,304
†TechTarget, Inc.	700	4,067
TEGNA, Inc.	16,679	339,084
†Thryv Holdings, Inc.	3,667	44,224
†Trade Desk, Inc. Class A	6,213	304,499
†WideOpenWest, Inc.	3,108	16,037
		15,820,505
Metals & Mining–0.75%
Alcoa Corp.	15,794	519,465
†Alpha Metallurgical Resources, Inc.	758	124,380
†Century Aluminum Co.	8,410	246,918
†Cleveland-Cliffs, Inc.	34,479	420,644
†Coeur Mining, Inc.	23,894	448,251
Commercial Metals Co.	8,749	501,143
†Compass Minerals International, Inc.	3,859	74,093
Ferroglobe PLC	12,975	59,036
Freeport-McMoRan, Inc.	53,826	2,111,056
Hecla Mining Co.	51,220	619,762
Kaiser Aluminum Corp.	1,235	95,293
Materion Corp.	1,329	160,556
†Metallus, Inc.	3,572	59,045
†MP Materials Corp.	4,592	307,985
Newmont Corp.	27,062	2,281,597
Nexa Resources SA	1,997	9,965
Nucor Corp.	9,524	1,289,835
Olympic Steel, Inc.	684	20,828
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Ramaco Resources, Inc. Class A	5,818	$174,341
Reliance, Inc.	2,955	829,853
Royal Gold, Inc.	4,771	956,967
Ryerson Holding Corp.	2,251	51,458
Southern Copper Corp.	2,542	308,497
Steel Dynamics, Inc.	6,854	955,653
SunCoke Energy, Inc.	9,367	76,435
†Tredegar Corp.	3,092	24,829
Warrior Met Coal, Inc.	3,272	208,230
Worthington Steel, Inc.	3,912	118,886
		13,055,001
Multi-Utilities–0.61%
Ameren Corp.	8,170	852,784
Avista Corp.	5,502	208,031
Black Hills Corp.	4,628	285,038
CenterPoint Energy, Inc.	19,897	772,004
CMS Energy Corp.	10,091	739,267
Consolidated Edison, Inc.	10,269	1,032,240
Dominion Energy, Inc.	21,497	1,314,971
DTE Energy Co.	6,090	861,309
NiSource, Inc.	15,584	674,787
Northwestern Energy Group, Inc.	3,593	210,586
Public Service Enterprise Group, Inc.	15,085	1,258,994
Sempra	13,832	1,244,603
Unitil Corp.	1,492	71,407
WEC Energy Group, Inc.	9,957	1,140,973
		10,666,994
Oil, Gas & Consumable Fuels–3.84%
Antero Midstream Corp.	23,697	460,670
†Antero Resources Corp.	18,631	625,256
APA Corp.	18,840	457,435
Ardmore Shipping Corp.	4,417	52,430
Berry Corp.	5,961	22,533
California Resources Corp.	3,924	208,678
†Centrus Energy Corp. Class A	1,440	446,501
Cheniere Energy, Inc.	8,491	1,995,215
Chevron Corp.	63,394	9,844,454
Chord Energy Corp.	1,073	106,624
†Clean Energy Fuels Corp.	17,888	46,151
†CNX Resources Corp.	13,521	434,295
†Comstock Resources, Inc.	15,974	316,764
ConocoPhillips	57,249	5,415,183
Core Natural Resources, Inc.	4,169	348,028
Coterra Energy, Inc.	37,123	877,959
Crescent Energy Co. Class A	3,663	32,674
†CVR Energy, Inc.	7,250	264,480
Delek U.S. Holdings, Inc.	6,287	202,881
Devon Energy Corp.	39,817	1,395,984
DHT Holdings, Inc.	14,019	167,527
Diamondback Energy, Inc.	10,852	1,552,921
LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Dorian LPG Ltd.	3,440	$102,512
DT Midstream, Inc.	4,017	454,162
EOG Resources, Inc.	23,416	2,625,402
EQT Corp.	23,838	1,297,502
Evolution Petroleum Corp.	4,707	22,688
Excelerate Energy, Inc. Class A	2,242	56,476
Expand Energy Corp.	11,766	1,250,020
Exxon Mobil Corp.	127,414	14,365,928
FutureFuel Corp.	4,566	17,716
†Green Plains, Inc.	4,898	43,053
†Gulfport Energy Corp.	612	110,760
HF Sinclair Corp.	12,509	654,721
International Seaways, Inc.	3,390	156,211
Kinder Morgan, Inc.	50,335	1,424,984
Kinetik Holdings, Inc.	3,212	137,281
†Kosmos Energy Ltd.	44,165	73,314
Magnolia Oil & Gas Corp. Class A	17,053	407,055
Marathon Petroleum Corp.	13,264	2,556,503
Matador Resources Co.	10,474	470,597
Murphy Oil Corp.	7,850	223,019
NACCO Industries, Inc. Class A	200	8,432
†New Fortress Energy, Inc.	7,583	16,758
Nordic American Tankers Ltd.	15,205	47,744
Northern Oil & Gas, Inc.	1,952	48,410
Occidental Petroleum Corp.	38,426	1,815,628
ONEOK, Inc.	18,963	1,383,730
Ovintiv, Inc.	18,110	731,282
†Par Pacific Holdings, Inc.	5,240	185,601
PBF Energy, Inc. Class A	8,551	257,984
Peabody Energy Corp.	7,583	201,101
Permian Resources Corp.	28,668	366,950
Phillips 66	15,181	2,064,920
Range Resources Corp.	18,226	686,027
†REX American Resources Corp.	4,124	126,277
Riley Exploration Permian, Inc.	744	20,170
Scorpio Tankers, Inc.	3,141	176,053
SFL Corp. Ltd.	9,222	69,442
SM Energy Co.	9,682	241,760
†Talos Energy, Inc.	7,201	69,058
Targa Resources Corp.	9,218	1,544,384
Teekay Corp. Ltd.	9,924	81,178
Teekay Tankers Ltd. Class A	2,096	105,953
Texas Pacific Land Corp.	740	690,894
†Uranium Energy Corp.	13,992	186,653
VAALCO Energy, Inc.	3,440	13,829
Valero Energy Corp.	12,344	2,101,689
Viper Energy, Inc. Class A	1,909	72,962
†Vital Energy, Inc.	1,478	24,963
Vitesse Energy, Inc.	1,949	45,275
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.	14,633	$26,632
Williams Cos., Inc.	27,423	1,737,247
World Kinect Corp.	6,135	159,203
		67,032,736
Paper & Forest Products–0.04%
†Clearwater Paper Corp.	1,515	31,452
Louisiana-Pacific Corp.	5,387	478,581
Mercer International, Inc.	10,372	29,871
Sylvamo Corp.	1,931	85,389
		625,293
Passenger Airlines–0.40%
†Alaska Air Group, Inc.	9,637	479,730
†Allegiant Travel Co.	1,216	73,896
†American Airlines Group, Inc.	26,619	299,198
Copa Holdings SA Class A	3,120	370,718
Delta Air Lines, Inc.	35,783	2,030,685
†Frontier Group Holdings, Inc.	8,372	36,962
†JetBlue Airways Corp.	28,121	138,355
†SkyWest, Inc.	3,890	391,412
Southwest Airlines Co.	23,922	763,351
†United Airlines Holdings, Inc.	25,205	2,432,283
		7,016,590
Personal Care Products–0.17%
†BellRing Brands, Inc.	8,754	318,208
†Coty, Inc. Class A	39,789	160,748
Edgewell Personal Care Co.	3,605	73,398
†elf Beauty, Inc.	2,915	386,179
Estee Lauder Cos., Inc. Class A	3,566	314,236
†Herbalife Ltd.	4,757	40,149
†Honest Co., Inc.	9,457	34,802
Interparfums, Inc.	1,986	195,383
Kenvue, Inc.	77,810	1,262,856
†Medifast, Inc.	806	11,018
Natural Health Trends Corp.	1,722	7,697
Nu Skin Enterprises, Inc. Class A	4,913	59,889
†USANA Health Sciences, Inc.	1,749	48,185
		2,912,748
Pharmaceuticals–2.30%
†Amneal Pharmaceuticals, Inc.	12,683	126,957
†Amphastar Pharmaceuticals, Inc.	695	18,522
†ANI Pharmaceuticals, Inc.	738	67,601
†Arvinas, Inc.	1,633	13,913
†Assertio Holdings, Inc.	927	816
Bristol-Myers Squibb Co.	69,858	3,150,596
LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Collegium Pharmaceutical, Inc.	361	$12,631
†Corcept Therapeutics, Inc.	5,666	470,901
†Elanco Animal Health, Inc.	22,076	444,611
Eli Lilly & Co.	16,951	12,933,613
†Fulcrum Therapeutics, Inc.	6,899	63,471
†Harmony Biosciences Holdings, Inc.	1,454	40,072
†Innoviva, Inc.	5,919	108,022
†Jazz Pharmaceuticals PLC	4,147	546,575
Johnson & Johnson	53,653	9,948,339
†Ligand Pharmaceuticals, Inc.	1,149	203,534
Merck & Co., Inc.	64,485	5,412,226
Organon & Co.	9,303	99,356
†Pacira BioSciences, Inc.	3,506	90,350
Perrigo Co. PLC	8,951	199,339
Pfizer, Inc.	135,639	3,456,082
Phibro Animal Health Corp. Class A	1,442	58,343
†Pliant Therapeutics, Inc.	1,349	1,997
†Prestige Consumer Healthcare, Inc.	3,878	241,987
†Rafael Holdings, Inc. Class B	1,698	2,309
SIGA Technologies, Inc.	5,213	47,699
†Supernus Pharmaceuticals, Inc.	3,800	181,602
Viatris, Inc.	55,995	554,350
Zoetis, Inc.	10,966	1,604,545
		40,100,359
Professional Services–1.14%
†Acuren Corp.	6,452	85,876
Alight, Inc. Class A	12,149	39,606
†Amentum Holdings, Inc.	5,599	134,096
Automatic Data Processing, Inc.	10,237	3,004,560
Barrett Business Services, Inc.	1,200	53,184
Booz Allen Hamilton Holding Corp.	5,804	580,110
Broadridge Financial Solutions, Inc.	4,649	1,107,252
†CACI International, Inc. Class A	1,703	849,422
†CBIZ, Inc.	4,603	243,775
†Clarivate PLC	13,346	51,115
†Conduent, Inc.	18,114	50,719
CRA International, Inc.	434	90,502
CSG Systems International, Inc.	2,870	184,771
†Dayforce, Inc.	4,852	334,254
Equifax, Inc.	3,968	1,017,911
†ExlService Holdings, Inc.	10,341	455,314
Exponent, Inc.	2,527	175,576
†First Advantage Corp.	5,465	84,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Forrester Research, Inc.	2,034	$21,560
†Franklin Covey Co.	993	19,274
†FTI Consulting, Inc.	2,009	324,755
Genpact Ltd.	13,264	555,629
Heidrick & Struggles International, Inc.	2,100	104,517
†Huron Consulting Group, Inc.	1,426	209,294
†IBEX Holdings Ltd.	1,265	51,258
ICF International, Inc.	1,178	109,318
Insperity, Inc.	1,814	89,249
Jacobs Solutions, Inc.	5,278	790,961
KBR, Inc.	11,823	559,110
Kelly Services, Inc. Class A	2,965	38,901
Kforce, Inc.	1,102	33,038
Korn Ferry	5,215	364,946
†Legalzoom.com, Inc.	5,142	53,374
Leidos Holdings, Inc.	6,591	1,245,435
ManpowerGroup, Inc.	3,303	125,184
Maximus, Inc.	3,536	323,084
†Mistras Group, Inc.	3,448	33,928
†Parsons Corp.	4,776	396,026
Paychex, Inc.	9,227	1,169,615
Paycom Software, Inc.	1,845	384,018
†Paylocity Holding Corp.	1,918	305,480
Resources Connection, Inc.	4,071	20,559
Robert Half, Inc.	6,076	206,463
Science Applications International Corp.	4,223	419,640
SS&C Technologies Holdings, Inc.	10,494	931,448
†TaskUS, Inc. Class A	1,624	28,988
TransUnion	5,972	500,334
TriNet Group, Inc.	1,661	111,104
†TrueBlue, Inc.	5,561	34,089
†TTEC Holdings, Inc.	4,912	16,504
UL Solutions, Inc. Class A	1,251	88,646
†Upwork, Inc.	3,979	73,890
Verisk Analytics, Inc.	5,530	1,390,850
†Verra Mobility Corp.	6,816	168,355
†Willdan Group, Inc.	1,232	119,122
		19,960,095
Real Estate Management & Development–0.33%
†Anywhere Real Estate, Inc.	7,685	81,384
†CBRE Group, Inc. Class A	11,712	1,845,343
†Compass, Inc. Class A	10,409	83,584
†CoStar Group, Inc.	7,680	647,962
†Cushman & Wakefield PLC	4,785	76,177
†Douglas Elliman, Inc.	7,459	21,333
eXp World Holdings, Inc.	2,976	31,724
†Forestar Group, Inc.	476	12,657
†FRP Holdings, Inc.	1,262	30,742
†Howard Hughes Holdings, Inc.	4,225	347,168
†Jones Lang LaSalle, Inc.	3,373	1,006,099
LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	14,913	$124,076
Marcus & Millichap, Inc.	3,606	105,836
Newmark Group, Inc. Class A	10,998	205,113
†Opendoor Technologies, Inc.	22,523	179,508
†RE/MAX Holdings, Inc. Class A	3,816	35,985
RMR Group, Inc. Class A	862	13,559
†Seaport Entertainment Group, Inc.	1,063	24,364
St. Joe Co.	3,427	169,568
†Stratus Properties, Inc.	836	17,690
†Tejon Ranch Co.	2,365	37,793
†Zillow Group, Inc. Class A	9,396	718,131
		5,815,796
Semiconductors & Semiconductor Equipment–10.60%
†Advanced Micro Devices, Inc.	24,448	3,955,442
†Allegro MicroSystems, Inc.	1,702	49,698
†Alpha & Omega Semiconductor Ltd.	1,200	33,552
†Ambarella, Inc.	790	65,191
Amkor Technology, Inc.	15,979	453,804
Analog Devices, Inc.	8,521	2,093,610
Applied Materials, Inc.	16,561	3,390,699
†Astera Labs, Inc.	192	37,594
†Axcelis Technologies, Inc.	2,339	228,380
Broadcom, Inc.	77,206	25,471,031
†CEVA, Inc.	1,850	48,859
†Cirrus Logic, Inc.	3,022	378,626
†Cohu, Inc.	3,425	69,630
†Credo Technology Group Holding Ltd.	5,380	783,382
†Diodes, Inc.	3,427	182,351
†Enphase Energy, Inc.	3,297	116,681
Entegris, Inc.	5,347	494,384
†First Solar, Inc.	4,692	1,034,727
†FormFactor, Inc.	4,668	170,009
†GLOBALFOUNDRIES, Inc.	2,254	80,783
†Ichor Holdings Ltd.	2,461	43,117
†Intel Corp.	96,928	3,251,934
KLA Corp.	4,000	4,314,400
Kulicke & Soffa Industries, Inc.	3,563	144,800
Lam Research Corp.	31,351	4,197,899
†Lattice Semiconductor Corp.	4,750	348,270
†MACOM Technology Solutions Holdings, Inc.	3,456	430,237
†Magnachip Semiconductor Corp.	2,552	7,988
Marvell Technology, Inc.	14,116	1,186,732
†MaxLinear, Inc.	3,899	62,696
Microchip Technology, Inc.	14,670	942,107
Micron Technology, Inc.	23,567	3,943,230
MKS, Inc.	1,192	147,534
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	1,103	$1,015,466
†Navitas Semiconductor Corp.	22	159
NVE Corp.	50	3,264
NVIDIA Corp.	584,254	109,010,111
NXP Semiconductors NV	13,065	2,975,292
†ON Semiconductor Corp.	19,477	960,411
†Onto Innovation, Inc.	2,389	308,707
†PDF Solutions, Inc.	3,040	78,493
†Penguin Solutions, Inc.	4,444	116,788
†Photronics, Inc.	4,645	106,603
Power Integrations, Inc.	3,262	131,165
†Qorvo, Inc.	5,681	517,425
QUALCOMM, Inc.	27,985	4,655,585
†Rambus, Inc.	5,881	612,800
†Silicon Laboratories, Inc.	2,034	266,718
†SiTime Corp.	484	145,834
Skyworks Solutions, Inc.	7,807	600,983
†SolarEdge Technologies, Inc.	1,092	40,404
†Synaptics, Inc.	2,945	201,261
Teradyne, Inc.	5,610	772,160
Texas Instruments, Inc.	20,412	3,750,297
†Ultra Clean Holdings, Inc.	2,793	76,109
Universal Display Corp.	1,770	254,225
†Veeco Instruments, Inc.	4,295	130,697
		184,890,334
Software–7.98%
†8x8, Inc.	11,274	23,901
A10 Networks, Inc.	4,393	79,733
†ACI Worldwide, Inc.	7,511	396,356
Adeia, Inc.	11,356	190,781
†Adobe, Inc.	8,208	2,895,372
†Alarm.com Holdings, Inc.	2,786	147,881
†Appfolio, Inc. Class A	491	135,349
†AppLovin Corp. Class A	10,125	7,275,218
†Atlassian Corp. Class A	1,294	206,652
†Autodesk, Inc.	5,266	1,672,850
†AvePoint, Inc.	4,624	69,406
Bentley Systems, Inc. Class B	8,771	451,531
†Bill Holdings, Inc.	2,416	127,976
†Blackbaud, Inc.	1,415	90,999
†BlackLine, Inc.	1,931	102,536
†Box, Inc. Class A	8,637	278,716
†C3.ai, Inc. Class A	2,009	34,836
†Cadence Design Systems, Inc.	4,087	1,435,600
†CCC Intelligent Solutions Holdings, Inc.	7,680	69,965
†Cerence, Inc.	2,733	34,053
Clear Secure, Inc. Class A	5,058	168,836
†Commvault Systems, Inc.	737	139,131
†Consensus Cloud Solutions, Inc.	1,735	50,957
LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings, Inc. Class A	1,645	$806,675
†CS Disco, Inc.	7,032	45,427
†Datadog, Inc. Class A	2,524	359,418
†Digital Turbine, Inc.	11,311	72,390
†Docusign, Inc.	4,370	315,033
Dolby Laboratories, Inc. Class A	3,278	237,229
†Dropbox, Inc. Class A	7,150	216,002
†Dynatrace, Inc.	8,217	398,114
†Fair Isaac Corp.	632	945,807
†Five9, Inc.	707	17,109
†Fortinet, Inc.	16,832	1,415,235
†Freshworks, Inc. Class A	3,698	43,525
Gen Digital, Inc.	30,275	859,507
†Guidewire Software, Inc.	3,169	728,426
†HubSpot, Inc.	658	307,812
†I3 Verticals, Inc. Class A	2,397	77,807
†Informatica, Inc. Class A	2,863	71,117
†Intapp, Inc.	1,402	57,342
InterDigital, Inc.	2,231	770,208
Intuit, Inc.	4,464	3,048,510
†Jamf Holding Corp.	2,756	29,489
†JFrog Ltd.	4,755	225,054
†LiveRamp Holdings, Inc.	4,728	128,318
†Manhattan Associates, Inc.	1,998	409,550
†Meridianlink, Inc.	2,104	41,933
Microsoft Corp.	159,231	82,473,696
†Mitek Systems, Inc.	4,189	40,927
†N-able, Inc.	12,483	97,367
†nCino, Inc.	2,494	67,612
†NCR Voyix Corp.	13,077	164,116
†Nutanix, Inc. Class A	4,542	337,879
†ON24, Inc.	3,631	20,769
OneSpan, Inc.	3,332	52,946
Oracle Corp.	39,704	11,166,353
†Palantir Technologies, Inc. Class A	14,120	2,575,770
†Palo Alto Networks, Inc.	7,682	1,564,209
†PAR Technology Corp.	1,800	71,244
Pegasystems, Inc.	4,596	264,270
†Progress Software Corp.	3,147	138,248
†PTC, Inc.	3,515	713,615
†Q2 Holdings, Inc.	3,020	218,618
†Qualys, Inc.	1,453	192,276
†RingCentral, Inc. Class A	2,899	82,158
†Riot Platforms, Inc.	17,870	340,066
Roper Technologies, Inc.	1,819	907,117
†Rubrik, Inc. Class A	1,023	84,142
Salesforce, Inc.	13,970	3,310,890
†Samsara, Inc. Class A	2,905	108,211
Sapiens International Corp. NV	854	36,722
†SEMrush Holdings, Inc. Class A	2,352	16,652
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SentinelOne, Inc. Class A	1,963	$34,568
†ServiceNow, Inc.	1,867	1,718,163
†Sprinklr, Inc. Class A	4,205	32,463
†SPS Commerce, Inc.	602	62,692
†Synchronoss Technologies, Inc.	492	2,991
†Synopsys, Inc.	2,910	1,435,765
†Telos Corp.	5,330	36,457
†Teradata Corp.	3,391	72,940
†Tyler Technologies, Inc.	1,303	681,678
†UiPath, Inc. Class A	13,593	181,874
†Unity Software, Inc.	10,134	405,765
†Verint Systems, Inc.	4,164	84,321
†Vertex, Inc. Class A	3,200	79,328
†Workday, Inc. Class A	1,507	362,780
†Xperi, Inc.	3,996	25,894
†Yext, Inc.	8,400	71,568
†Zoom Communications, Inc. Class A	7,261	599,033
†Zscaler, Inc.	1,623	486,348
		139,126,173
Specialty Retail–2.41%
†Abercrombie & Fitch Co. Class A	5,856	500,981
Academy Sports & Outdoors, Inc.	5,061	253,151
Advance Auto Parts, Inc.	4,345	266,783
American Eagle Outfitters, Inc.	10,877	186,105
†America's Car-Mart, Inc.	559	16,328
†Arhaus, Inc.	6,124	65,098
Arko Corp.	5,331	24,363
†Asbury Automotive Group, Inc.	1,870	457,121
†AutoNation, Inc.	4,770	1,043,533
†AutoZone, Inc.	412	1,767,579
Bath & Body Works, Inc.	7,666	197,476
†Bed Bath & Beyond, Inc.	1,966	19,247
Best Buy Co., Inc.	17,025	1,287,430
†Boot Barn Holdings, Inc.	2,196	363,921
Buckle, Inc.	4,520	265,143
Build-A-Bear Workshop, Inc.	1,890	123,247
†Burlington Stores, Inc.	2,599	661,445
Caleres, Inc.	3,203	41,767
Camping World Holdings, Inc. Class A	2,739	43,249
†CarMax, Inc.	7,234	324,590
†Carvana Co.	3,263	1,230,934
†Cato Corp. Class A	4,303	18,116
†Chewy, Inc. Class A	2,543	102,864
†Citi Trends, Inc.	2,149	66,683
Designer Brands, Inc. Class A	7,264	25,715
†Destination XL Group, Inc.	9,137	11,969
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	6,033	$1,340,653
†Duluth Holdings, Inc. Class B	3,677	14,377
†Five Below, Inc.	3,322	513,913
†Floor & Decor Holdings, Inc. Class A	4,802	353,907
Gap, Inc.	29,199	624,567
†Genesco, Inc.	1,032	29,918
Group 1 Automotive, Inc.	1,239	542,075
†GrowGeneration Corp.	4,826	9,025
Guess?, Inc.	6,962	116,335
Haverty Furniture Cos., Inc.	1,642	36,009
Home Depot, Inc.	24,246	9,824,237
†Lands' End, Inc.	2,926	41,257
†Leslie's, Inc.	143	787
Lithia Motors, Inc.	2,342	740,072
Lowe's Cos., Inc.	12,014	3,019,238
†MarineMax, Inc.	2,439	61,780
Monro, Inc.	2,231	40,091
Murphy USA, Inc.	1,230	477,560
†National Vision Holdings, Inc.	4,591	134,011
†ODP Corp.	2,444	68,065
†O'Reilly Automotive, Inc.	18,539	1,998,690
Penske Automotive Group, Inc.	4,089	711,118
†PetMed Express, Inc.	1,000	2,510
†Revolve Group, Inc.	600	12,780
†RH	1,237	251,309
Ross Stores, Inc.	13,345	2,033,645
†Sally Beauty Holdings, Inc.	5,960	97,029
Shoe Carnival, Inc.	3,150	65,489
Signet Jewelers Ltd.	2,898	277,976
†Sleep Number Corp.	2,723	19,115
Sonic Automotive, Inc. Class A	2,374	180,638
†Sportsman's Warehouse Holdings, Inc.	165	457
†Tilly's, Inc. Class A	4,502	9,274
TJX Cos., Inc.	28,409	4,106,237
Tractor Supply Co.	20,896	1,188,356
†Ulta Beauty, Inc.	2,365	1,293,064
Upbound Group, Inc.	4,964	117,299
†Urban Outfitters, Inc.	7,875	562,511
†Valvoline, Inc.	6,978	250,580
†Victoria's Secret & Co.	4,609	125,088
†Warby Parker, Inc. Class A	5,600	154,448
†Wayfair, Inc. Class A	535	47,792
Williams-Sonoma, Inc.	5,168	1,010,086
Winmark Corp.	151	75,163
†Zumiez, Inc.	1,615	31,670
		41,975,039
Technology Hardware, Storage & Peripherals–5.85%
Apple, Inc.	363,791	92,632,102
†Corsair Gaming, Inc.	3,545	31,621
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc. Class C	6,306	$894,002
†Diebold Nixdorf, Inc.	1,788	101,970
Hewlett Packard Enterprise Co.	59,887	1,470,825
HP, Inc.	25,135	684,426
†IonQ, Inc.	2,920	179,580
NetApp, Inc.	8,538	1,011,411
†Pure Storage, Inc. Class A	6,893	577,702
†Sandisk Corp.	4,845	543,609
Seagate Technology Holdings PLC	6,481	1,529,905
†Super Micro Computer, Inc.	5,607	268,800
Western Digital Corp.	16,413	1,970,545
Xerox Holdings Corp.	14,324	53,858
		101,950,356
Textiles, Apparel & Luxury Goods–0.45%
†Birkenstock Holding PLC	441	19,955
†Capri Holdings Ltd.	10,329	205,754
Carter's, Inc.	2,063	58,218
Columbia Sportswear Co.	3,371	176,303
†Crocs, Inc.	3,739	312,393
†Culp, Inc.	695	3,100
†Deckers Outdoor Corp.	6,068	615,113
†Figs, Inc. Class A	6,522	43,632
†Fossil Group, Inc.	617	1,586
†G-III Apparel Group Ltd.	4,144	110,272
†Hanesbrands, Inc.	20,764	136,835
Kontoor Brands, Inc.	4,497	358,726
Levi Strauss & Co. Class A	6,870	160,071
†Lululemon Athletica, Inc.	3,152	560,835
Movado Group, Inc.	2,255	42,777
NIKE, Inc. Class B	19,148	1,335,190
Oxford Industries, Inc.	949	38,472
PVH Corp.	3,380	283,143
Ralph Lauren Corp.	2,881	903,366
Steven Madden Ltd.	4,766	159,566
Tapestry, Inc.	16,823	1,904,700
†Under Armour, Inc. Class A	23,812	116,329
†Unifi, Inc.	3,174	15,108
†Vera Bradley, Inc.	810	1,628
VF Corp.	13,941	201,169
Wolverine World Wide, Inc.	2,098	57,569
		7,821,810
Tobacco–0.47%
Altria Group, Inc.	36,501	2,411,256
Philip Morris International, Inc.	33,782	5,479,441
Turning Point Brands, Inc.	2,141	211,659
Universal Corp.	2,261	126,322
		8,228,678
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.90%
Air Lease Corp.	10,742	$683,728
Alta Equipment Group, Inc.	1,440	10,426
Applied Industrial Technologies, Inc.	2,743	716,060
†BlueLinx Holdings, Inc.	972	71,034
Boise Cascade Co.	1,957	151,315
†Core & Main, Inc. Class A	7,605	409,377
†Custom Truck One Source, Inc.	7,992	51,309
†Distribution Solutions Group, Inc.	1,498	45,060
†DNOW, Inc.	11,171	170,358
†DXP Enterprises, Inc.	1,281	152,529
Fastenal Co.	35,272	1,729,739
Ferguson Enterprises, Inc.	9,269	2,081,632
FTAI Aviation Ltd.	198	33,038
GATX Corp.	3,405	595,194
Global Industrial Co.	3,176	116,464
Herc Holdings, Inc.	4,235	494,055
†Hudson Technologies, Inc.	4,947	49,124
McGrath RentCorp	2,004	235,069
†MRC Global, Inc.	9,716	140,105
MSC Industrial Direct Co., Inc. Class A	3,948	363,769
†NPK International, Inc.	9,673	109,402
Rush Enterprises, Inc. Class A	6,777	365,830
†SiteOne Landscape Supply, Inc.	1,610	207,368
†Transcat, Inc.	373	27,303
United Rentals, Inc.	3,735	3,565,655
Watsco, Inc.	1,212	490,011
WESCO International, Inc.	4,156	878,994
Willis Lease Finance Corp.	304	41,675
WW Grainger, Inc.	1,774	1,690,551
†Xometry, Inc. Class A	1,644	89,549
		15,765,723
Water Utilities–0.10%
American States Water Co.	2,081	152,579
American Water Works Co., Inc.	5,951	828,320
Artesian Resources Corp. Class A	766	24,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
California Water Service Group	3,488	$160,064
Essential Utilities, Inc.	9,219	367,838
H2O America	1,775	86,442
Middlesex Water Co.	1,357	73,441
York Water Co.	591	17,978
		1,711,630
Wireless Telecommunication Services–0.27%
Array Digital Infrastructure, Inc.	3,838	191,938
†Gogo, Inc.	3,721	31,963
Spok Holdings, Inc.	1,858	32,051
Telephone & Data Systems, Inc.	9,452	370,896
T-Mobile U.S., Inc.	16,996	4,068,503
		4,695,351
Total Common Stock (Cost $595,314,018)		1,739,749,974
RIGHTS–0.00%
†=ABIOMED, Inc.	1,351	1,378
†=Chinook Therapeutics, Inc.	5,559	0
†=HilleVax, Inc.	2,430	340
†=Mirati Therapeutics, Inc.	1,683	5,015
†=Resolute Forest Products, Inc.	7,351	1,958
†=Sage Therapeutics, Inc.	1,625	292
†=Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $14,043)		8,983

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	3,909,192	3,909,192
Total Money Market Fund (Cost $3,909,192)		3,909,192

TOTAL INVESTMENTS–99.98% (Cost $599,237,253)	1,743,668,149
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	340,154
NET ASSETS APPLICABLE TO 34,214,209 SHARES OUTSTANDING–100.00%	$1,744,008,303

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 1 Fund–25